Quarterly Holdings Report
for
Fidelity Flex® Funds
Fidelity Flex® International Index Fund
July 31, 2025
ZEI-NPRT3-0925
1.9881632.108
Common Stocks - 98.3%
	Shares	Value ($)
ARGENTINA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Vista Energy SAB de CV ADR (b)	7,619	340,568
AUSTRALIA - 4.6%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
Telstra Group Ltd	399,571	1,273,465
Interactive Media & Services - 0.1%
CAR Group Ltd	37,812	920,327
REA Group Ltd	5,167	787,094
SEEK Ltd	35,922	554,121
		2,261,542
TOTAL COMMUNICATION SERVICES		3,535,007

Consumer Discretionary - 0.3%
Broadline Retail - 0.2%
Wesfarmers Ltd	113,567	6,212,064
Hotels, Restaurants & Leisure - 0.1%
Aristocrat Leisure Ltd	62,492	2,798,199
Lottery Corp/The	221,327	767,646
		3,565,845
Specialty Retail - 0.0%
JB Hi-Fi Ltd	10,717	763,287
TOTAL CONSUMER DISCRETIONARY		10,541,196

Consumer Staples - 0.2%
Beverages - 0.0%
Treasury Wine Estates Ltd	80,439	388,973
Consumer Staples Distribution & Retail - 0.2%
Coles Group Ltd	133,703	1,780,117
Endeavour Group Ltd/Australia	150,413	393,884
Metcash Ltd	107,675	268,811
Woolworths Group Ltd	121,751	2,457,922
		4,900,734
TOTAL CONSUMER STAPLES		5,289,707

Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Ampol Ltd	23,392	408,982
Santos Ltd	324,613	1,633,417
Whitehaven Coal Ltd	82,607	338,796
Woodside Energy Group Ltd	189,901	3,213,579
		5,594,774
Financials - 1.7%
Banks - 1.3%
ANZ Group Holdings Ltd	297,123	5,830,593
Bank of Queensland Ltd	64,014	311,866
Bendigo & Adelaide Bank Ltd	56,029	438,946
Commonwealth Bank of Australia	167,325	18,996,336
National Australia Bank Ltd	306,264	7,600,447
Westpac Banking Corp	342,279	7,389,851
		40,568,039
Capital Markets - 0.2%
ASX Ltd	19,245	862,640
HUB24 Ltd	8,047	546,191
Macquarie Group Ltd	35,423	4,905,571
Magellan Financial Group Ltd warrants 4/16/2027 (b)	50	1
		6,314,403
Financial Services - 0.0%
AMP Ltd	254,552	260,436
Challenger Ltd	55,103	289,600
Washington H Soul Pattinson & Co Ltd	25,166	653,814
		1,203,850
Insurance - 0.2%
Insurance Australia Group Ltd	237,308	1,332,110
Medibank Pvt Ltd	276,911	905,057
QBE Insurance Group Ltd	151,166	2,242,430
Steadfast Group Ltd	109,481	416,672
Suncorp Group Ltd	108,522	1,454,713
		6,350,982
TOTAL FINANCIALS		54,437,274

Health Care - 0.2%
Biotechnology - 0.0%
Telix Pharmaceuticals Ltd (b)	29,007	388,613
Health Care Equipment & Supplies - 0.1%
Ansell Ltd	14,241	272,639
Cochlear Ltd	6,532	1,333,528
		1,606,167
Health Care Providers & Services - 0.1%
EBOS Group Ltd	19,264	464,209
Ramsay Health Care Ltd	18,417	455,907
Sigma Healthcare Ltd	578,392	1,068,357
Sonic Healthcare Ltd	46,933	828,783
		2,817,256
Health Care Technology - 0.0%
Pro Medicus Ltd	5,463	1,121,852
TOTAL HEALTH CARE		5,933,888

Industrials - 0.3%
Commercial Services & Supplies - 0.1%
Brambles Ltd	136,840	2,093,577
Cleanaway Waste Management Ltd	219,487	404,497
		2,498,074
Construction & Engineering - 0.0%
Worley Ltd	48,861	415,811
Ground Transportation - 0.0%
Aurizon Holdings Ltd	176,890	367,193
Passenger Airlines - 0.0%
Qantas Airways Ltd	72,917	505,704
Professional Services - 0.1%
ALS Ltd	48,311	561,639
Computershare Ltd	55,488	1,493,704
		2,055,343
Trading Companies & Distributors - 0.0%
Reece Ltd	23,646	204,740
SGH Ltd	19,839	648,882
		853,622
Transportation Infrastructure - 0.1%
Atlas Arteria Ltd unit	102,363	338,124
Qube Holdings Ltd	174,176	485,707
Transurban Group unit	310,358	2,746,614
		3,570,445
TOTAL INDUSTRIALS		10,266,192

Information Technology - 0.1%
IT Services - 0.0%
NEXTDC Ltd (b)	63,421	583,987
Software - 0.1%
Technology One Ltd	29,851	780,858
WiseTech Global Ltd	18,767	1,421,416
		2,202,274
TOTAL INFORMATION TECHNOLOGY		2,786,261

Materials - 1.1%
Chemicals - 0.0%
Dyno Nobel Ltd	169,664	319,047
Orica Ltd	48,379	660,667
		979,714
Metals & Mining - 1.1%
BHP Group Ltd	507,452	12,815,821
BlueScope Steel Ltd	43,442	658,594
Evolution Mining Ltd	201,552	912,168
Fortescue Ltd	169,388	1,916,500
Glencore PLC	971,804	3,900,166
Lynas Rare Earths Ltd (b)	86,344	580,180
Mineral Resources Ltd (b)	17,413	314,517
Northern Star Resources Ltd	139,000	1,381,011
Pilbara Minerals Ltd (b)	301,611	306,047
Rio Tinto Ltd	37,094	2,638,050
Rio Tinto PLC	106,562	6,346,773
South32 Ltd	447,874	837,543
		32,607,370
TOTAL MATERIALS		33,587,084

Real Estate - 0.3%
Diversified REITs - 0.1%
Charter Hall Group unit	46,894	604,153
GPT Group/The unit	191,560	624,028
Mirvac Group unit	394,341	565,796
Stockland unit	242,546	859,896
		2,653,873
Industrial REITs - 0.1%
Goodman Group unit	203,274	4,544,896
Office REITs - 0.0%
Dexus unit	107,652	486,007
Real Estate Management & Development - 0.0%
Lendlease Group unit	64,927	218,220
Retail REITs - 0.1%
Scentre Group unit	523,744	1,253,445
Vicinity Ltd unit	393,532	619,616
		1,873,061
TOTAL REAL ESTATE		9,776,057

Utilities - 0.1%
Electric Utilities - 0.1%
Origin Energy Ltd	172,478	1,289,758
Gas Utilities - 0.0%
Apa Group unit	129,424	696,092
Multi-Utilities - 0.0%
AGL Energy Ltd	60,477	376,899
TOTAL UTILITIES		2,362,749

TOTAL AUSTRALIA		144,110,189
AUSTRIA - 0.3%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
OMV AG	14,055	716,648
Financials - 0.2%
Banks - 0.2%
BAWAG Group AG (c)(d)	7,905	999,547
Erste Group Bank AG	32,453	2,983,199
Raiffeisen Bank International AG	12,790	371,321
		4,354,067
Insurance - 0.0%
UNIQA Insurance Group AG	12,157	175,639
TOTAL FINANCIALS		4,529,706

Industrials - 0.0%
Commercial Services & Supplies - 0.0%
DO & Co AG	754	170,544
Construction & Engineering - 0.0%
Strabag SE	2,702	254,082
Machinery - 0.0%
ANDRITZ AG	7,124	497,957
TOTAL INDUSTRIALS		922,583

Materials - 0.1%
Construction Materials - 0.0%
Wienerberger AG	10,789	363,462
Metals & Mining - 0.0%
voestalpine AG	10,467	289,306
Paper & Forest Products - 0.1%
Mondi PLC	43,249	586,876
Mondi PLC (South Africa)	106	1,444
		588,320
TOTAL MATERIALS		1,241,088

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
CA Immobilien Anlagen AG	4,233	113,135
Utilities - 0.0%
Electric Utilities - 0.0%
Verbund AG Class A	8,418	627,793
TOTAL AUSTRIA		8,150,953
BELGIUM - 0.6%
Consumer Discretionary - 0.0%
Distributors - 0.0%
D'ieteren Group	2,143	425,044
Consumer Staples - 0.3%
Beverages - 0.3%
Anheuser-Busch InBev SA/NV	89,840	5,165,143
Food Products - 0.0%
Lotus Bakeries NV	40	339,621
TOTAL CONSUMER STAPLES		5,504,764

Financials - 0.2%
Banks - 0.2%
KBC Group NV	26,305	2,754,568
Financial Services - 0.0%
Groupe Bruxelles Lambert NV	8,040	675,298
Sofina SA	1,539	473,500
		1,148,798
Insurance - 0.0%
Ageas SA/NV	18,108	1,234,725
TOTAL FINANCIALS		5,138,091

Health Care - 0.1%
Pharmaceuticals - 0.1%
UCB SA	12,061	2,621,356
Industrials - 0.0%
Construction & Engineering - 0.0%
Ackermans & van Haaren NV	2,162	531,451
Trading Companies & Distributors - 0.0%
Azelis Group NV	17,558	274,109
TOTAL INDUSTRIALS		805,560

Materials - 0.0%
Chemicals - 0.0%
Solvay SA Class A	7,321	230,423
Syensqo SA	7,217	576,194
Umicore SA	19,423	309,209
		1,115,826
Real Estate - 0.0%
Health Care REITs - 0.0%
Aedifica SA	4,757	351,236
Cofinimmo SA	3,798	330,922
		682,158
Industrial REITs - 0.0%
Warehouses De Pauw CVA	17,830	417,533
TOTAL REAL ESTATE		1,099,691

Utilities - 0.0%
Electric Utilities - 0.0%
Elia Group SA/NV	5,036	581,605
TOTAL BELGIUM		17,291,937
BRAZIL - 1.4%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telefonica Brasil SA	79,000	444,129
Wireless Telecommunication Services - 0.0%
TIM SA/Brazil	82,700	305,866
TOTAL COMMUNICATION SERVICES		749,995

Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Lojas Renner SA	106,000	307,993
Vibra Energia SA	105,078	398,015
		706,008
Consumer Staples - 0.1%
Beverages - 0.1%
Ambev SA	445,100	990,427
Consumer Staples Distribution & Retail - 0.0%
Raia Drogasil SA	112,024	269,480
Sendas Distribuidora S/A	136,500	229,387
		498,867
Food Products - 0.0%
BRF SA	53,900	192,997
Personal Care Products - 0.0%
Natura Cosmeticos SA (b)	89,193	143,835
TOTAL CONSUMER STAPLES		1,826,126

Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Brava Energia (b)	40,300	142,069
Cosan SA (b)	118,600	125,598
Petroleo Brasileiro SA - Petrobras	397,244	2,539,019
Petroleo Brasileiro SA - Petrobras	404,400	2,357,264
PRIO SA/Brazil (b)	85,900	647,216
Ultrapar Participacoes SA	74,000	226,908
		6,038,074
Financials - 0.6%
Banks - 0.5%
Banco Bradesco SA	513,695	1,424,701
Banco Bradesco SA	168,668	403,631
Banco do Brasil SA	290,000	1,020,261
Itau Unibanco Holding SA	534,625	3,356,951
Itausa SA	601,028	1,110,918
NU Holdings Ltd/Cayman Islands Class A (b)	328,078	4,009,113
		11,325,575
Capital Markets - 0.1%
B3 SA - Brasil Bolsa Balcao	525,300	1,180,144
Banco BTG Pactual SA unit	102,000	712,782
XP Inc Class A	37,064	598,213
XP Inc depository receipt	765	12,380
		2,503,519
Financial Services - 0.0%
Pagseguro Digital Ltd Class A	18,851	147,603
StoneCo Ltd Class A (b)	25,724	328,753
		476,356
Insurance - 0.0%
BB Seguridade Participacoes SA	67,700	407,442
Caixa Seguridade Participacoes S/A	55,400	136,334
		543,776
TOTAL FINANCIALS		14,849,226

Health Care - 0.0%
Health Care Providers & Services - 0.0%
Hapvida Participacoes e Investimentos S/A (b)(c)(d)	31,900	188,396
Rede D'Or Sao Luiz SA (c)(d)	109,561	635,896
		824,292
Pharmaceuticals - 0.0%
Hypera SA	40,700	186,872
TOTAL HEALTH CARE		1,011,164

Industrials - 0.1%
Aerospace & Defense - 0.1%
Embraer SA	70,300	1,012,653
Electrical Equipment - 0.0%
WEG SA	147,560	977,927
Ground Transportation - 0.0%
Localiza Rent a Car SA	87,111	538,731
Rumo SA	124,400	367,454
		906,185
Transportation Infrastructure - 0.0%
Motiva Infraestrutura de Mobilidade SA	102,500	225,335
Santos Brasil Participacoes SA	43,100	107,374
		332,709
TOTAL INDUSTRIALS		3,229,474

Information Technology - 0.0%
Software - 0.0%
TOTVS SA	50,000	389,406
Materials - 0.3%
Chemicals - 0.0%
Yara International ASA	16,245	603,529
Containers & Packaging - 0.0%
Klabin SA unit	100,880	335,093
Metals & Mining - 0.3%
Gerdau SA	131,746	396,211
Metalurgica Gerdau SA	65,800	110,106
Vale SA	359,026	3,427,692
Wheaton Precious Metals Corp	45,384	4,150,592
		8,084,601
Paper & Forest Products - 0.0%
Suzano SA	69,722	649,338
TOTAL MATERIALS		9,672,561

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Allos SA	40,600	154,510
Multiplan Empreendimentos Imobiliarios SA	30,300	136,902
		291,412
Utilities - 0.1%
Electric Utilities - 0.1%
Centrais Eletricas Brasileiras SA	85,900	580,025
Centrais Eletricas Brasileiras SA Series B	28,055	204,918
Cia Energetica de Minas Gerais	194,786	359,339
Cia Paranaense de Energia - Copel	81,200	160,093
Cia Paranaense de Energia - Copel Series B	109,500	231,924
CPFL Energia SA	1,200	8,124
Energisa S/A unit	32,000	260,935
Equatorial Energia SA	108,076	657,580
Transmissora Alianca de Energia Eletrica S/A unit	24,800	147,749
		2,610,687
Independent Power and Renewable Electricity Producers - 0.0%
Eneva SA (b)	162,000	389,121
Engie Brasil Energia SA	25,950	185,047
		574,168
Water Utilities - 0.0%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	47,000	909,104
Cia De Sanena Do Parana unit	25,000	152,244
		1,061,348
TOTAL UTILITIES		4,246,203

TOTAL BRAZIL		43,009,649
CAMEROON - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Golar LNG Ltd	10,484	431,520
CANADA - 7.7%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
BCE Inc	30,573	713,135
Quebecor Inc Class B	15,230	428,453
TELUS Corp	50,215	808,891
		1,950,479
Wireless Telecommunication Services - 0.0%
Rogers Communications Inc Class B	38,407	1,282,820
TOTAL COMMUNICATION SERVICES		3,233,299

Consumer Discretionary - 0.3%
Automobile Components - 0.0%
Magna International Inc	26,378	1,081,696
Broadline Retail - 0.2%
Canadian Tire Corp Ltd Class A	5,129	686,951
Dollarama Inc	27,724	3,789,241
		4,476,192
Hotels, Restaurants & Leisure - 0.1%
Restaurant Brands International Inc	30,385	2,061,777
Restaurant Brands International Inc (United States)	2,343	158,996
		2,220,773
Textiles, Apparel & Luxury Goods - 0.0%
Gildan Activewear Inc	14,092	711,820
TOTAL CONSUMER DISCRETIONARY		8,490,481

Consumer Staples - 0.3%
Consumer Staples Distribution & Retail - 0.3%
Alimentation Couche-Tard Inc	77,669	4,035,918
Empire Co Ltd Class A	13,343	531,370
George Weston Ltd	5,225	992,848
Loblaw Cos Ltd	13,996	2,263,340
Metro Inc/CN	19,797	1,513,779
		9,337,255
Food Products - 0.0%
Saputo Inc	23,740	497,896
TOTAL CONSUMER STAPLES		9,835,151

Energy - 1.3%
Oil, Gas & Consumable Fuels - 1.3%
ARC Resources Ltd	58,604	1,144,081
Cameco Corp	43,526	3,267,905
Canadian Natural Resources Ltd	209,568	6,633,698
Cenovus Energy Inc	127,714	1,943,915
Enbridge Inc	217,815	9,864,240
Imperial Oil Ltd	15,747	1,312,970
Keyera Corp	22,919	719,527
MEG Energy Corp	25,191	496,511
Parkland Corp	13,524	381,729
Pembina Pipeline Corp	57,982	2,155,076
South Bow Corp	20,537	539,363
Suncor Energy Inc	122,723	4,840,367
TC Energy Corp	103,890	4,960,568
Tourmaline Oil Corp	35,178	1,497,147
Whitecap Resources Inc	123,021	928,695
		40,685,792
Financials - 3.0%
Banks - 1.9%
Bank of Montreal	72,264	7,976,368
Bank of Nova Scotia/The	124,282	6,914,621
Canadian Imperial Bank of Commerce	93,836	6,706,538
National Bank of Canada	39,037	4,060,626
Royal Bank of Canada	141,341	18,135,838
Toronto Dominion Bank	172,096	12,534,591
		56,328,582
Capital Markets - 0.4%
Brookfield Asset Management Ltd Class A	37,609	2,319,077
Brookfield Corp Class A	143,331	9,600,570
Onex Corp Subordinate Voting Shares	5,662	460,610
TMX Group Ltd	27,529	1,119,359
		13,499,616
Insurance - 0.7%
Fairfax Financial Holdings Ltd Subordinate Voting Shares	2,082	3,682,507
Great-West Lifeco Inc	27,168	1,020,173
iA Financial Corp Inc	9,330	913,271
Intact Financial Corp	17,836	3,686,656
Manulife Financial Corp	171,264	5,298,851
Power Corp of Canada Subordinate Voting Shares	54,036	2,177,663
Sun Life Financial Inc	56,525	3,446,328
		20,225,449
TOTAL FINANCIALS		90,053,647

Industrials - 0.8%
Aerospace & Defense - 0.1%
Bombardier Inc Class B (b)	8,600	1,002,817
CAE Inc (b)	31,818	907,281
		1,910,098
Commercial Services & Supplies - 0.0%
Element Fleet Management Corp	39,828	1,035,942
Construction & Engineering - 0.2%
AtkinsRealis Group Inc	17,430	1,234,164
Stantec Inc	11,425	1,248,867
WSP Global Inc	13,010	2,678,806
		5,161,837
Ground Transportation - 0.4%
Canadian National Railway Co	55,337	5,167,076
Canadian Pacific Kansas City Ltd	93,041	6,842,435
TFI International Inc	7,811	679,291
		12,688,802
Passenger Airlines - 0.0%
Air Canada (b)	27,612	384,606
Professional Services - 0.1%
Thomson Reuters Corp	13,520	2,713,367
Trading Companies & Distributors - 0.0%
Finning International Inc	13,354	581,924
Toromont Industries Ltd	8,145	825,846
		1,407,770
TOTAL INDUSTRIALS		25,302,422

Information Technology - 0.9%
Electronic Equipment, Instruments & Components - 0.1%
Celestica Inc (b)	11,557	2,310,482
IT Services - 0.5%
CGI Inc Class A	19,971	1,925,322
Shopify Inc Class A (b)	121,785	14,886,494
		16,811,816
Software - 0.3%
Constellation Software Inc/Canada	1,970	6,796,444
Constellation Software Inc/Canada warrants 3/31/2040 (b)(e)	1,367	0
Descartes Systems Group Inc/The (b)	8,494	897,399
Open Text Corp	25,842	760,563
		8,454,406
TOTAL INFORMATION TECHNOLOGY		27,576,704

Materials - 0.7%
Chemicals - 0.1%
Nutrien Ltd	48,839	2,897,701
Containers & Packaging - 0.0%
CCL Industries Inc Class B	14,368	803,119
Metals & Mining - 0.6%
Agnico Eagle Mines Ltd/CA	50,330	6,248,025
Alamos Gold Inc Class A	42,236	1,026,332
B2Gold Corp	131,176	441,166
Barrick Mining Corp	171,977	3,630,432
Franco-Nevada Corp	19,254	3,067,078
Kinross Gold Corp	123,155	1,970,516
Lundin Gold Inc	7	324
Pan American Silver Corp	36,402	983,348
Teck Resources Ltd Class B	44,178	1,432,533
		18,799,754
Paper & Forest Products - 0.0%
West Fraser Timber Co Ltd	5,786	401,128
TOTAL MATERIALS		22,901,702

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Colliers International Group Inc Subordinate Voting Shares	4,191	632,007
FirstService Corp Subordinate Voting Shares	4,180	823,933
		1,455,940
Utilities - 0.3%
Electric Utilities - 0.3%
Emera Inc	29,540	1,387,033
Fortis Inc/Canada	49,792	2,436,416
Hydro One Ltd (c)(d)	31,713	1,121,490
		4,944,939
Gas Utilities - 0.0%
AltaGas Ltd	29,914	883,214
Brookfield Infrastructure Corp	11,671	455,604
		1,338,818
Independent Power and Renewable Electricity Producers - 0.0%
Brookfield Renewable Corp Class A	13,167	481,504
Northland Power Inc	25,704	419,990
		901,494
Multi-Utilities - 0.0%
Algonquin Power & Utilities Corp	76,821	452,964
Canadian Utilities Ltd Class A	13,050	363,358
		816,322
TOTAL UTILITIES		8,001,573

TOTAL CANADA		237,536,711
CHILE - 0.2%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Falabella SA	78,165	389,776
Specialty Retail - 0.0%
Empresas Copec SA	35,755	236,710
TOTAL CONSUMER DISCRETIONARY		626,486

Consumer Staples - 0.0%
Beverages - 0.0%
Embotelladora Andina SA Class B	35,878	137,667
Consumer Staples Distribution & Retail - 0.0%
Cencosud SA	125,627	378,453
TOTAL CONSUMER STAPLES		516,120

Financials - 0.0%
Banks - 0.0%
Banco de Chile	4,485,969	617,956
Banco de Credito e Inversiones SA	8,138	322,973
Banco Santander Chile	6,320,356	365,077
		1,306,006
Industrials - 0.0%
Passenger Airlines - 0.0%
Latam Airlines Group SA	18,126,628	396,411
Materials - 0.2%
Chemicals - 0.1%
Sociedad Quimica y Minera de Chile SA Class B (b)	14,296	525,769
Metals & Mining - 0.1%
Antofagasta PLC	34,296	850,150
Lundin Mining Corp	69,730	712,095
		1,562,245
Paper & Forest Products - 0.0%
Empresas Cmpc SA	115,833	163,172
TOTAL MATERIALS		2,251,186

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Parque Arauco SA	65,000	132,592
Utilities - 0.0%
Electric Utilities - 0.0%
Enel Americas SA	2,021,479	201,606
Enel Chile SA	2,548,708	163,256
		364,862
Independent Power and Renewable Electricity Producers - 0.0%
Colbun SA	668,296	98,931
TOTAL UTILITIES		463,793

TOTAL CHILE		5,692,594
CHINA - 7.5%
Communication Services - 1.8%
Diversified Telecommunication Services - 0.0%
China Tower Corp Ltd H Shares (c)(d)	469,500	656,979
Entertainment - 0.2%
China Ruyi Holdings Ltd (b)	996,000	398,180
Kingsoft Corp Ltd	96,000	436,537
Netease Inc	170,890	4,467,450
Tencent Music Entertainment Group Class A ADR	53,446	1,121,832
		6,423,999
Interactive Media & Services - 1.6%
Autohome Inc Class A ADR	6,514	176,464
Baidu Inc A Shares (b)	222,642	2,436,001
Bilibili Inc Z Shares (b)	28,066	642,124
Kanzhun Ltd ADR (b)	34,061	645,797
Kuaishou Technology B Shares (b)(c)(d)	278,000	2,714,408
Tencent Holdings Ltd	615,500	43,092,533
		49,707,327
Media - 0.0%
China Literature Ltd (b)(c)(d)	1,000	3,930
TOTAL COMMUNICATION SERVICES		56,792,235

Consumer Discretionary - 2.6%
Automobile Components - 0.0%
Fuyao Glass Industry Group Co Ltd H Shares (c)(d)	62,400	449,877
Automobiles - 0.4%
BYD Co Ltd H Shares	368,500	5,380,416
Geely Automobile Holdings Ltd	502,000	1,125,995
Great Wall Motor Co Ltd H Shares	224,500	366,368
Li Auto Inc A Shares (b)	128,598	1,683,568
NIO Inc A Shares (b)	175,804	841,455
XPeng Inc A Shares (b)	131,402	1,195,758
Yadea Group Holdings Ltd (c)(d)	118,993	187,246
Zhejiang Leapmotor Technology Co Ltd H Shares (b)(c)(d)	53,400	410,618
		11,191,424
Broadline Retail - 1.5%
Alibaba Group Holding Ltd	1,595,544	23,988,652
JD.com Inc A Shares	289,923	4,569,750
MINISO Group Holding Ltd A Shares	1,112	5,293
PDD Holdings Inc Class A ADR (b)	73,813	8,374,085
Prosus NV Class N	133,145	7,606,015
Vipshop Holdings Ltd Class A ADR	34,590	521,963
		45,065,758
Diversified Consumer Services - 0.0%
New Oriental Education & Technology Group Inc	122,190	541,874
TAL Education Group Class A ADR (b)	55,403	606,109
		1,147,983
Hotels, Restaurants & Leisure - 0.5%
H World Group Ltd	6,700	20,912
H World Group Ltd ADR	15,639	488,250
Haidilao International Holding Ltd (c)(d)	154,000	272,995
Meituan B Shares (b)(c)(d)	552,980	8,531,126
Tongcheng Travel Holdings Ltd (c)	116,800	292,658
TravelSky Technology Ltd H Shares	3,000	4,769
Trip.com Group Ltd	53,550	3,324,516
Yum China Holdings Inc (Hong Kong)	35,500	1,648,266
		14,583,492
Household Durables - 0.0%
Haier Smart Home Co Ltd H Shares	234,800	739,710
Hisense Home Appliances Group Co Ltd H Shares	3,000	8,603
Midea Group Co Ltd H Shares	43,200	418,574
		1,166,887
Specialty Retail - 0.1%
Chow Tai Fook Jewellery Group Ltd	220,000	367,420
Pop Mart International Group Ltd (c)(d)	61,800	1,927,782
Zhongsheng Group Holdings Ltd	3,500	5,887
		2,301,089
Textiles, Apparel & Luxury Goods - 0.1%
ANTA Sports Products Ltd	117,400	1,347,527
Bosideng International Holdings Ltd	4,000	2,283
Li Ning Co Ltd	229,500	486,239
Shenzhou International Group Holdings Ltd	79,400	571,423
		2,407,472
TOTAL CONSUMER DISCRETIONARY		78,313,982

Consumer Staples - 0.2%
Beverages - 0.1%
China Resources Beer Holdings Co Ltd	156,000	518,683
Nongfu Spring Co Ltd H Shares (c)(d)	180,800	1,044,598
Tsingtao Brewery Co Ltd H Shares	62,000	393,883
		1,957,164
Consumer Staples Distribution & Retail - 0.0%
Alibaba Health Information Technology Ltd (b)	578,000	358,440
JD Health International Inc (b)(c)(d)	105,300	673,334
		1,031,774
Food Products - 0.1%
China Feihe Ltd (c)(d)	398,000	236,611
China Mengniu Dairy Co Ltd	299,000	622,224
Tingyi Cayman Islands Holding Corp	188,000	277,914
Want Want China Holdings Ltd	429,000	310,070
Wilmar International Ltd	263,400	596,169
		2,042,988
Personal Care Products - 0.0%
Giant Biogene Holding Co ltd (c)(d)	46,400	330,867
Hengan International Group Co Ltd	64,000	191,194
		522,061
Tobacco - 0.0%
Smoore International Holdings Ltd (c)(d)	185,000	498,834
TOTAL CONSUMER STAPLES		6,052,821

Energy - 0.2%
Energy Equipment & Services - 0.0%
China Oilfield Services Ltd H Shares	206,000	182,955
Oil, Gas & Consumable Fuels - 0.2%
China Coal Energy Co Ltd H Shares	207,000	254,342
China Petroleum & Chemical Corp H Shares	2,406,000	1,411,896
China Shenhua Energy Co Ltd H Shares	336,000	1,456,275
PetroChina Co Ltd H Shares	2,104,000	2,056,095
Yankuang Energy Group Co Ltd H Shares	314,200	358,230
		5,536,838
TOTAL ENERGY		5,719,793

Financials - 1.4%
Banks - 1.0%
Agricultural Bank of China Ltd H Shares	3,063,000	2,006,622
Bank of China Ltd A Shares (China)	433,700	334,334
Bank of China Ltd H Shares	7,770,000	4,484,949
Bank of Communications Co Ltd A Shares (China)	329,500	349,886
Bank of Communications Co Ltd H Shares	1,729,000	1,557,601
BOC Hong Kong Holdings Ltd	361,000	1,620,983
China CITIC Bank Corp Ltd A Shares (China)	66,700	75,862
China CITIC Bank Corp Ltd H Shares	826,000	767,455
China Construction Bank Corp A Shares (China)	9,200	12,019
China Construction Bank Corp H Shares	9,840,000	10,064,388
China Everbright Bank Co Ltd H Shares	41,000	19,267
China Merchants Bank Co Ltd H Shares	331,000	2,147,908
China Minsheng Banking Corp Ltd H Shares	682,400	410,729
Chongqing Rural Commercial Bank Co Ltd H Shares	11,000	8,724
Industrial & Commercial Bank of China Ltd A Shares (China)	430,100	451,408
Industrial & Commercial Bank of China Ltd H Shares	6,708,000	5,139,840
Postal Savings Bank of China Co Ltd H Shares (c)(d)	790,000	558,065
		30,010,040
Capital Markets - 0.1%
China Galaxy Securities Co Ltd H Shares	351,500	475,021
China International Capital Corp Ltd H Shares (c)(d)	152,400	386,980
CITIC Securities Co Ltd H Shares	151,225	531,343
GF Securities Co Ltd H Shares	15,600	34,061
Guotai Haitong Securities Co Ltd H Shares (c)(d)	217,272	469,032
Huatai Securities Co Ltd H Shares (c)(d)	155,200	357,204
		2,253,641
Consumer Finance - 0.0%
Qifu Technology Inc Class A ADR	9,910	340,210
Financial Services - 0.0%
Far East Horizon Ltd	12,000	12,131
Insurance - 0.3%
China Life Insurance Co Ltd H Shares	745,000	2,152,015
China Pacific Insurance Group Co Ltd H Shares	261,000	1,051,157
China Taiping Insurance Holdings Co Ltd	4,000	8,887
New China Life Insurance Co Ltd H Shares	85,900	549,667
People's Insurance Co Group of China Ltd/The H Shares	880,000	676,076
PICC Property & Casualty Co Ltd H Shares	690,000	1,432,153
Ping An Insurance Group Co of China Ltd H Shares	632,500	4,342,343
		10,212,298
TOTAL FINANCIALS		42,828,320

Health Care - 0.3%
Biotechnology - 0.2%
Akeso Inc (b)(c)(d)	63,000	1,228,441
BeOne Medicines Ltd H Shares (b)	82,777	1,881,887
Innovent Biologics Inc (b)(c)(d)	137,000	1,695,801
Zai Lab Ltd (b)	96,300	363,828
		5,169,957
Health Care Equipment & Supplies - 0.0%
Shandong Weigao Group Medical Polymer Co Ltd H Shares	242,800	213,520
Health Care Providers & Services - 0.0%
Sinopharm Group Co Ltd H Shares	133,200	320,163
Life Sciences Tools & Services - 0.1%
Genscript Biotech Corp (b)	114,000	247,255
Pharmaron Beijing Co Ltd H Shares (c)(d)	4,100	11,816
Wuxi Apptec Co Ltd H Shares (c)(d)	35,964	479,732
Wuxi Biologics Cayman Inc (b)(c)(d)	348,000	1,414,980
		2,153,783
Pharmaceuticals - 0.0%
China Resources Pharmaceutical Group Ltd (c)(d)	10,000	6,983
CSPC Pharmaceutical Group Ltd	803,760	1,010,162
Hansoh Pharmaceutical Group Co Ltd (c)(d)	108,000	485,208
Kangmei Pharmaceutical Co Ltd rights (b)(e)	721	0
Shanghai Fosun Pharmaceutical Group Co Ltd H Shares	5,500	13,422
		1,515,775
TOTAL HEALTH CARE		9,373,198

Industrials - 0.2%
Aerospace & Defense - 0.0%
AviChina Industry & Technology Co Ltd H Shares	4,000	2,364
Air Freight & Logistics - 0.0%
JD Logistics Inc (b)(c)(d)	194,200	336,552
ZTO Express Cayman Inc A Shares	37,153	724,284
		1,060,836
Building Products - 0.0%
Xinyi Glass Holdings Ltd	239,000	246,359
Commercial Services & Supplies - 0.0%
China Everbright Environment Group Ltd	363,000	194,274
Construction & Engineering - 0.0%
China Communications Services Corp Ltd H Shares	4,000	2,330
China Railway Group Ltd H Shares	402,000	202,259
China State Construction International Holdings Ltd	182,000	278,822
		483,411
Electrical Equipment - 0.0%
Contemporary Amperex Technology Co Ltd H Shares	100	5,133
Goldwind Science & Technology Co Ltd H Shares	4,016	3,565
		8,698
Ground Transportation - 0.0%
Full Truck Alliance Co Ltd ADR	73,920	853,776
Industrial Conglomerates - 0.0%
CITIC Ltd	793,000	1,189,638
Fosun International Ltd	25,500	17,598
		1,207,236
Machinery - 0.2%
Airtac International Group	14,278	405,172
CRRC Corp Ltd H Shares	418,000	289,656
Haitian International Holdings Ltd	2,000	5,422
Sinotruk Hong Kong Ltd	2,000	6,095
Weichai Power Co Ltd H Shares	193,000	409,134
Yangzijiang Shipbuildling (Holdings) Ltd	272,300	534,098
Zhuzhou CRRC Times Electric Co Ltd H Shares	41,800	169,557
		1,819,134
Marine Transportation - 0.0%
COSCO SHIPPING Holdings Co Ltd H Shares	301,550	551,216
SITC International Holdings Co Ltd	127,000	410,624
		961,840
Passenger Airlines - 0.0%
Air China Ltd H Shares (b)	14,000	9,326
China Southern Airlines Co Ltd H Shares (b)	22,000	10,125
		19,451
Trading Companies & Distributors - 0.0%
BOC Aviation Ltd (c)(d)	1,400	12,719
Transportation Infrastructure - 0.0%
China Merchants Port Holdings Co Ltd	121,219	238,339
Jiangsu Expressway Co Ltd H Shares	6,000	7,357
Zhejiang Expressway Co Ltd H Shares	5,640	5,374
		251,070
TOTAL INDUSTRIALS		7,121,168

Information Technology - 0.5%
Communications Equipment - 0.0%
BYD Electronic International Co Ltd	74,000	307,914
ZTE Corp H Shares	75,400	237,903
		545,817
Electronic Equipment, Instruments & Components - 0.0%
Aac Technologies Holdings Inc	68,500	346,348
Kingboard Holdings Ltd	63,500	227,465
Sunny Optical Technology Group Co Ltd	71,100	658,765
		1,232,578
IT Services - 0.0%
Chinasoft International Ltd	240,000	173,370
GDS Holdings Ltd A Shares (b)	96,100	433,098
		606,468
Semiconductors & Semiconductor Equipment - 0.0%
GCL Technology Holdings Ltd (b)	2,189,000	324,337
Hua Hong Semiconductor Ltd (b)(c)(d)	76,000	391,297
Silergy Corp	34,000	364,899
Xinyi Solar Holdings Ltd	478,968	185,420
		1,265,953
Software - 0.0%
Kingdee International Software Group Co Ltd (b)	286,000	663,809
Technology Hardware, Storage & Peripherals - 0.5%
Lenovo Group Ltd	668,000	856,543
Xiaomi Corp B Shares (b)(c)(d)	1,692,800	11,389,078
		12,245,621
TOTAL INFORMATION TECHNOLOGY		16,560,246

Materials - 0.1%
Construction Materials - 0.0%
Anhui Conch Cement Co Ltd H Shares	119,000	344,521
China National Building Material Co Ltd H Shares	365,000	217,154
		561,675
Metals & Mining - 0.1%
Aluminum Corp of China Ltd H Shares	392,000	309,824
China Hongqiao Group Ltd	224,000	590,889
CMOC Group Ltd H Shares	366,000	415,459
Jiangxi Copper Co Ltd H Shares	6,000	11,992
MMG Ltd (b)	4,000	1,945
Shandong Gold Mining Co Ltd H Shares (c)(d)	2,000	6,185
Zhaojin Mining Industry Co Ltd H Shares	161,500	401,042
Zijin Mining Group Co Ltd H Shares	598,000	1,585,692
		3,323,028
TOTAL MATERIALS		3,884,703

Real Estate - 0.1%
Real Estate Management & Development - 0.1%
C&D International Investment Group Ltd	2,979	6,010
China Overseas Land & Investment Ltd	374,500	647,698
China Resources Land Ltd	285,500	1,046,919
China Resources Mixc Lifestyle Services Ltd (c)(d)	59,600	276,774
China Vanke Co Ltd H Shares (b)	12,000	7,614
Country Garden Services Holdings Co Ltd	212,000	175,287
KE Holdings Inc ADR	70,352	1,295,884
Longfor Group Holdings Ltd (c)(d)	198,931	247,601
Wharf Holdings Ltd/The	95,000	270,180
		3,973,967
Utilities - 0.1%
Gas Utilities - 0.0%
Beijing Enterprises Holdings Ltd	2,000	8,368
China Gas Holdings Ltd	267,800	281,297
China Resources Gas Group Ltd	91,000	230,349
ENN Energy Holdings Ltd	74,800	609,622
Kunlun Energy Co Ltd	368,000	354,513
		1,484,149
Independent Power and Renewable Electricity Producers - 0.1%
CGN Power Co Ltd H Shares (c)(d)	1,096,000	411,737
China Longyuan Power Group Corp Ltd H Shares	328,000	295,771
China Power International Development Ltd	445,805	174,753
China Resources Power Holdings Co Ltd	194,000	480,750
Huaneng Power International Inc H Shares	426,000	289,180
		1,652,191
Water Utilities - 0.0%
Beijing Enterprises Water Group Ltd	14,000	4,790
Guangdong Investment Ltd	6,000	5,341
		10,131
TOTAL UTILITIES		3,146,471

TOTAL CHINA		233,766,904
COLOMBIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Grupo Cibest SA	26,232	341,551
Materials - 0.0%
Construction Materials - 0.0%
Cementos Argos SA	51,494	135,079
Utilities - 0.0%
Electric Utilities - 0.0%
Interconexion Electrica SA ESP	44,325	222,380
TOTAL COLOMBIA		699,010
CONGO DEMOCRATIC REPUBLIC OF - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Ivanhoe Mines Ltd Class A (b)	71,276	556,072
CZECH REPUBLIC - 0.0%
Financials - 0.0%
Banks - 0.0%
Komercni Banka AS	7,394	353,237
Moneta Money Bank AS (c)(d)	24,702	172,256
		525,493
Utilities - 0.0%
Electric Utilities - 0.0%
CEZ AS	15,986	927,729
TOTAL CZECH REPUBLIC		1,453,222
DENMARK - 1.1%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Pandora A/S	7,933	1,316,557
Consumer Staples - 0.0%
Beverages - 0.0%
Carlsberg AS Series B	9,394	1,171,125
Financials - 0.1%
Banks - 0.1%
Danske Bank A/S	65,974	2,627,562
Ringkjoebing Landbobank A/S	2,527	557,499
		3,185,061
Insurance - 0.0%
Tryg A/S	33,599	811,112
TOTAL FINANCIALS		3,996,173

Health Care - 0.7%
Biotechnology - 0.1%
Ascendis Pharma A/S ADR (b)	4,935	856,223
Genmab A/S (b)	6,443	1,387,161
Zealand Pharma A/S (b)	6,395	336,041
		2,579,425
Health Care Equipment & Supplies - 0.0%
Coloplast AS Series B	12,376	1,130,326
Demant A/S (b)	106	4,035
		1,134,361
Pharmaceuticals - 0.6%
Novo Nordisk A/S Series B	315,255	14,661,881
TOTAL HEALTH CARE		18,375,667

Industrials - 0.2%
Air Freight & Logistics - 0.1%
DSV A/S	19,722	4,419,405
Building Products - 0.0%
ROCKWOOL A/S Series B	66	2,890
Electrical Equipment - 0.1%
Vestas Wind Systems A/S	100,971	1,843,538
Marine Transportation - 0.0%
AP Moller - Maersk A/S Series A	244	480,483
AP Moller - Maersk A/S Series B	460	908,390
		1,388,873
TOTAL INDUSTRIALS		7,654,706

Materials - 0.1%
Chemicals - 0.1%
Novonesis Novozymes B Series B	35,255	2,295,085
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Orsted AS (b)(c)(d)	18,820	887,015
TOTAL DENMARK		35,696,328
EGYPT - 0.0%
Financials - 0.0%
Banks - 0.0%
Commercial International Bank - Egypt (CIB)	242,404	469,637
Commercial International Bank - Egypt (CIB) GDR (c)	1,837	3,516
		473,153
Capital Markets - 0.0%
EFG Holding S.A.E. (b)	124,245	60,856
Financial Services - 0.0%
U Consumer Finance	102,528	16,887
TOTAL FINANCIALS		550,896

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Talaat Moustafa Group	92,428	101,429
TOTAL EGYPT		652,325
FINLAND - 0.7%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Elisa Oyj A Shares	14,851	765,370
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Kesko Oyj B Shares	27,061	589,229
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Neste Oyj	43,004	678,717
Financials - 0.3%
Banks - 0.2%
Nordea Bank Abp (Sweden)	348,565	5,091,789
Insurance - 0.1%
Sampo Oyj A Shares	249,329	2,679,175
TOTAL FINANCIALS		7,770,964

Health Care - 0.0%
Pharmaceuticals - 0.0%
Orion Oyj B Shares	10,883	873,103
Industrials - 0.2%
Machinery - 0.2%
Kone Oyj B Shares	39,836	2,452,158
Konecranes Oyj A Shares	6,992	584,881
Metso Oyj	69,824	881,694
Valmet Oyj	14,471	523,668
Wartsila OYJ Abp	48,567	1,343,494
		5,785,895
Information Technology - 0.1%
Communications Equipment - 0.1%
Nokia Oyj	512,304	2,097,693
Materials - 0.1%
Containers & Packaging - 0.0%
Huhtamaki Oyj	9,330	321,977
Paper & Forest Products - 0.1%
Stora Enso Oyj R Shares	60,789	626,710
UPM-Kymmene Oyj	52,424	1,358,714
		1,985,424
TOTAL MATERIALS		2,307,401

Utilities - 0.0%
Electric Utilities - 0.0%
Fortum Oyj	44,099	809,742
TOTAL FINLAND		21,678,114
FRANCE - 5.3%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.1%
Orange SA	183,450	2,790,473
Media - 0.1%
Publicis Groupe SA	23,415	2,139,704
TOTAL COMMUNICATION SERVICES		4,930,177

Consumer Discretionary - 0.9%
Automobile Components - 0.1%
Cie Generale des Etablissements Michelin SCA Series B	70,094	2,493,700
Automobiles - 0.0%
Renault SA	18,577	693,454
Hotels, Restaurants & Leisure - 0.0%
Accor SA	18,244	929,824
Sodexo SA	11	654
		930,478
Textiles, Apparel & Luxury Goods - 0.8%
Hermes International SCA	3,378	8,292,048
Kering SA	7,043	1,729,377
LVMH Moet Hennessy Louis Vuitton SE	25,518	13,698,371
		23,719,796
TOTAL CONSUMER DISCRETIONARY		27,837,428

Consumer Staples - 0.6%
Beverages - 0.1%
Pernod Ricard SA	19,445	2,005,146
Consumer Staples Distribution & Retail - 0.0%
Carrefour SA	49,828	714,085
Food Products - 0.2%
Danone SA	63,072	5,161,618
Personal Care Products - 0.3%
L'Oreal SA	22,987	10,171,370
TOTAL CONSUMER STAPLES		18,052,219

Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
TotalEnergies SE	226,991	13,498,134
Financials - 0.8%
Banks - 0.5%
BNP Paribas SA	100,669	9,178,826
Credit Agricole SA	99,883	1,838,300
Societe Generale SA Series A	71,227	4,546,318
		15,563,444
Capital Markets - 0.0%
Amundi SA (c)(d)	70	5,196
Financial Services - 0.0%
Edenred SE	24,104	690,988
Eurazeo SE	108	6,366
		697,354
Insurance - 0.3%
AXA SA	172,893	8,397,276
TOTAL FINANCIALS		24,663,270

Health Care - 0.3%
Health Care Equipment & Supplies - 0.3%
EssilorLuxottica SA	28,823	8,571,866
Life Sciences Tools & Services - 0.0%
Sartorius Stedim Biotech	24	4,820
TOTAL HEALTH CARE		8,576,686

Industrials - 1.4%
Aerospace & Defense - 0.8%
Airbus SE	61,787	12,422,595
Safran SA	33,460	11,033,483
Thales SA	8,859	2,383,018
		25,839,096
Building Products - 0.2%
Cie de Saint-Gobain SA	49,902	5,724,615
Construction & Engineering - 0.3%
Bouygues SA	18,335	756,399
Eiffage SA	7,097	952,859
Vinci SA	50,603	7,029,206
		8,738,464
Electrical Equipment - 0.1%
Legrand SA	26,150	3,862,534
Machinery - 0.0%
Alstom SA (b)	27	633
Professional Services - 0.0%
Bureau Veritas SA	29,246	902,474
Teleperformance SE	30	2,935
		905,409
Trading Companies & Distributors - 0.0%
Rexel SA	41	1,244
TOTAL INDUSTRIALS		45,071,995

Information Technology - 0.1%
IT Services - 0.1%
Capgemini SE	15,432	2,297,462
Software - 0.0%
Dassault Systemes SE	65,672	2,157,408
TOTAL INFORMATION TECHNOLOGY		4,454,870

Materials - 0.4%
Chemicals - 0.4%
Air Liquide SA	57,842	11,379,637
Arkema SA	59	4,033
		11,383,670
Real Estate - 0.0%
Diversified REITs - 0.0%
Covivio SA/France	20	1,300
Office REITs - 0.0%
Gecina SA	19	1,869
Retail REITs - 0.0%
Unibail-Rodamco-Westfield unit	10,357	1,007,486
TOTAL REAL ESTATE		1,010,655

Utilities - 0.2%
Multi-Utilities - 0.2%
Engie SA	175,832	3,952,394
Veolia Environnement SA	63,966	2,167,749
		6,120,143
TOTAL FRANCE		165,599,247
GERMANY - 5.7%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.4%
Deutsche Telekom AG	348,941	12,515,091
Interactive Media & Services - 0.0%
Scout24 SE (c)(d)	7,448	997,860
TOTAL COMMUNICATION SERVICES		13,512,951

Consumer Discretionary - 0.4%
Automobile Components - 0.0%
Continental AG	10,669	915,595
Automobiles - 0.3%
Bayerische Motoren Werke AG	27,737	2,655,092
Mercedes-Benz Group AG	69,225	3,919,539
		6,574,631
Specialty Retail - 0.0%
Zalando SE (b)(c)(d)	21,647	635,375
Textiles, Apparel & Luxury Goods - 0.1%
adidas AG	16,546	3,173,170
TOTAL CONSUMER DISCRETIONARY		11,298,771

Consumer Staples - 0.1%
Household Products - 0.0%
Henkel AG & Co KGaA	9,602	682,802
Personal Care Products - 0.1%
Beiersdorf AG	9,678	1,202,610
TOTAL CONSUMER STAPLES		1,885,412

Financials - 1.3%
Banks - 0.1%
Commerzbank AG	99,487	3,637,647
Capital Markets - 0.4%
Deutsche Bank AG	194,582	6,436,322
Deutsche Boerse AG	18,795	5,439,036
		11,875,358
Insurance - 0.8%
Allianz SE	38,581	15,246,365
Hannover Rueck SE	6,008	1,826,526
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	13,291	8,701,233
		25,774,124
TOTAL FINANCIALS		41,287,129

Health Care - 0.3%
Biotechnology - 0.0%
BioNTech SE ADR (b)(f)	8,953	962,448
Health Care Equipment & Supplies - 0.1%
Siemens Healthineers AG (c)(d)	30,337	1,634,031
Health Care Providers & Services - 0.1%
Fresenius Medical Care AG	19,895	1,009,103
Fresenius SE & Co KGaA	41,274	1,977,338
		2,986,441
Pharmaceuticals - 0.1%
Bayer AG	98,143	3,052,420
Merck KGaA	12,890	1,611,049
		4,663,469
TOTAL HEALTH CARE		10,246,389

Industrials - 1.5%
Aerospace & Defense - 0.4%
MTU Aero Engines AG	5,377	2,320,723
Rheinmetall AG	4,355	8,620,715
		10,941,438
Air Freight & Logistics - 0.1%
Deutsche Post AG	92,318	4,136,376
Electrical Equipment - 0.2%
Siemens Energy AG (b)	56,694	6,563,962
Industrial Conglomerates - 0.7%
Siemens AG	75,188	19,150,638
Machinery - 0.1%
Daimler Truck Holding AG	49,875	2,437,771
Gea Group Ag	15,552	1,119,895
Knorr-Bremse AG	6,510	652,656
		4,210,322
Trading Companies & Distributors - 0.0%
Brenntag SE	12,840	799,175
TOTAL INDUSTRIALS		45,801,911

Information Technology - 1.1%
Semiconductors & Semiconductor Equipment - 0.1%
Infineon Technologies AG	130,535	5,127,828
Software - 1.0%
Nemetschek SE	5,584	835,429
SAP SE	101,926	29,146,331
		29,981,760
TOTAL INFORMATION TECHNOLOGY		35,109,588

Materials - 0.3%
Chemicals - 0.2%
BASF SE	89,228	4,373,012
Covestro AG (b)(c)(d)	18,722	1,290,052
Symrise AG	13,273	1,203,161
		6,866,225
Construction Materials - 0.1%
Heidelberg Materials AG	13,187	3,042,172
TOTAL MATERIALS		9,908,397

Real Estate - 0.1%
Real Estate Management & Development - 0.1%
LEG Immobilien SE	7,361	585,926
Vonovia SE	82,262	2,560,975
		3,146,901
Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.1%
RWE AG	67,233	2,758,250
Multi-Utilities - 0.1%
E.ON SE	224,644	4,098,237
TOTAL UTILITIES		6,856,487

TOTAL GERMANY		179,053,936
GREECE - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Hellenic Telecommunications Organization SA	18,456	334,886
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
OPAP SA	18,580	416,861
Specialty Retail - 0.0%
FF Group (b)(e)	256	0
JUMBO SA	11,417	386,182
		386,182
TOTAL CONSUMER DISCRETIONARY		803,043

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Motor Oil Hellas Corinth Refineries SA	6,320	181,607
Financials - 0.2%
Banks - 0.2%
Alpha Bank SA	211,318	790,991
Eurobank Ergasias Services and Holdings SA	246,847	906,019
National Bank of Greece SA	84,258	1,181,748
Piraeus Financial Holdings SA	101,500	780,478
		3,659,236
Industrials - 0.0%
Construction & Engineering - 0.0%
GEK TERNA SA	6,978	172,485
Industrial Conglomerates - 0.0%
Metlen Energy & Metals SA	11,245	620,851
Marine Transportation - 0.0%
Star Bulk Carriers Corp	11,804	215,541
TOTAL INDUSTRIALS		1,008,877

Utilities - 0.0%
Electric Utilities - 0.0%
Public Power Corp SA	18,426	299,645
TOTAL GREECE		6,287,294
GUATEMALA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Millicom International Cellular SA	10,232	410,814
HONG KONG - 1.3%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
HKT Trust & HKT Ltd unit	356,000	560,550
PCCW Ltd	442,000	316,669
		877,219
Consumer Staples - 0.0%
Food Products - 0.0%
WH Group Ltd (c)(d)	780,766	781,655
Financials - 0.8%
Banks - 0.0%
Hang Seng Bank Ltd	72,200	1,051,716
Capital Markets - 0.3%
Futu Holdings Ltd Class A ADR	5,846	898,413
Hong Kong Exchanges & Clearing Ltd	119,149	6,448,203
		7,346,616
Insurance - 0.5%
AIA Group Ltd	1,070,200	9,978,729
Prudential PLC	260,367	3,303,064
		13,281,793
TOTAL FINANCIALS		21,680,125

Health Care - 0.0%
Pharmaceuticals - 0.0%
Sino Biopharmaceutical Ltd	974,250	933,041
Industrials - 0.1%
Air Freight & Logistics - 0.0%
J&T Global Express Ltd B Shares (b)	524,200	689,562
Ground Transportation - 0.0%
MTR Corp Ltd	156,891	564,379
Industrial Conglomerates - 0.0%
Jardine Matheson Holdings Ltd (Singapore)	20,935	1,136,800
Swire Pacific Ltd A Shares	38,500	348,014
		1,484,814
Machinery - 0.1%
Techtronic Industries Co Ltd	130,500	1,560,474
Marine Transportation - 0.0%
Orient Overseas International Ltd	13,500	242,896
TOTAL INDUSTRIALS		4,542,125

Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ASMPT Ltd	31,000	262,250
Real Estate - 0.3%
Real Estate Management & Development - 0.3%
CK Asset Holdings Ltd	182,245	835,083
Hang Lung Properties Ltd	186,000	191,554
Henderson Land Development Co Ltd	131,010	458,440
Hongkong Land Holdings Ltd (Singapore)	102,909	621,646
Sino Land Co Ltd	374,825	432,061
Sun Hung Kai Properties Ltd	151,500	1,799,438
Swire Properties Ltd	105,600	283,030
Wharf Real Estate Investment Co Ltd	155,000	492,096
		5,113,348
Retail REITs - 0.0%
Link REIT	260,582	1,451,899
TOTAL REAL ESTATE		6,565,247

Utilities - 0.1%
Electric Utilities - 0.1%
CK Infrastructure Holdings Ltd	60,500	426,101
CLP Holdings Ltd	167,000	1,449,523
Power Assets Holdings Ltd	137,500	905,314
		2,780,938
Gas Utilities - 0.0%
Hong Kong & China Gas Co Ltd	1,081,865	965,633
TOTAL UTILITIES		3,746,571

TOTAL HONG KONG		39,388,233
HUNGARY - 0.1%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
MOL Hungarian Oil & Gas PLC Class A	45,928	399,674
Financials - 0.1%
Banks - 0.1%
OTP Bank Nyrt	24,062	1,956,616
Health Care - 0.0%
Pharmaceuticals - 0.0%
Richter Gedeon Nyrt	13,815	414,663
TOTAL HUNGARY		2,770,953
INDIA - 3.3%
Communication Services - 0.2%
Wireless Telecommunication Services - 0.2%
Bharti Airtel Ltd	273,040	5,948,960
Vodafone Idea Ltd (b)	829	65
		5,949,025
Consumer Discretionary - 0.4%
Automobile Components - 0.0%
Bharat Forge Ltd	168	2,238
Samvardhana Motherson International Ltd	163,374	179,972
Sona Blw Precision Forgings Ltd (c)(d)	175	892
Tube Investments of India Ltd	33	1,066
		184,168
Automobiles - 0.2%
Bajaj Auto Ltd	6,620	603,252
Mahindra & Mahindra Ltd	89,358	3,257,986
Maruti Suzuki India Ltd	13,160	1,889,280
Tata Motors Ltd	198,812	1,504,046
		7,254,564
Hotels, Restaurants & Leisure - 0.1%
Eternal Ltd (b)	473,290	1,653,256
Jubilant Foodworks Ltd	56	417
		1,653,673
Specialty Retail - 0.0%
Trent Ltd	18,184	1,038,113
Textiles, Apparel & Luxury Goods - 0.1%
Titan Co Ltd	41,585	1,584,353
TOTAL CONSUMER DISCRETIONARY		11,714,871

Consumer Staples - 0.2%
Beverages - 0.0%
Varun Beverages Ltd	123,906	737,046
Food Products - 0.0%
Nestle India Ltd	35,357	905,916
Personal Care Products - 0.2%
Colgate-Palmolive India Ltd	11	281
Godrej Consumer Products Ltd	115	1,649
Hindustan Unilever Ltd	89,087	2,560,743
		2,562,673
Tobacco - 0.0%
ITC Ltd	301,042	1,413,009
TOTAL CONSUMER STAPLES		5,618,644

Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Bharat Petroleum Corp Ltd	192,866	721,348
Coal India Ltd	226,311	968,639
Indian Oil Corp Ltd (b)	376,215	622,055
Oil & Natural Gas Corp Ltd	383,463	1,051,492
Reliance Industries Ltd	689,475	10,897,894
		14,261,428
Financials - 1.1%
Banks - 0.9%
Axis Bank Ltd	228,801	2,780,966
HDFC Bank Ltd/Gandhinagar	566,019	13,000,349
ICICI Bank Ltd	526,695	8,876,806
Kotak Mahindra Bank Ltd	109,084	2,459,813
State Bank of India	176,364	1,599,309
Union Bank of India Ltd	1	1
		28,717,244
Capital Markets - 0.0%
BSE Ltd	13	358
Consumer Finance - 0.1%
Bajaj Finance Ltd	280,462	2,809,100
Cholamandalam Investment and Finance Co Ltd	629	10,320
Muthoot Finance Ltd	264	7,858
SBI Cards & Payment Services Ltd	1,244	11,461
Shriram Finance Ltd	1,450	10,394
Sundaram Finance Ltd	152	8,092
		2,857,225
Financial Services - 0.1%
Bajaj Finserv Ltd	38,213	846,287
Bajaj Holdings & Investment Ltd	9	1,429
Jio Financial Services Ltd (b)	309,638	1,158,896
Power Finance Corp Ltd	146,092	680,621
REC Ltd	124,592	558,942
		3,246,175
Insurance - 0.0%
ICICI Prudential Life Insurance Co Ltd (c)(d)	2	14
PB Fintech Ltd (b)	42	863
		877
TOTAL FINANCIALS		34,821,879

Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Divi's Laboratories Ltd	36	2,697
Industrials - 0.3%
Aerospace & Defense - 0.1%
Bharat Electronics Ltd	357,649	1,555,070
Hindustan Aeronautics Ltd (c)	18,764	966,539
		2,521,609
Construction & Engineering - 0.2%
Larsen & Toubro Ltd	67,125	2,778,387
Rail Vikas Nigam Ltd (c)	259	1,022
		2,779,409
Electrical Equipment - 0.0%
Suzlon Energy Ltd (b)	1,063,172	742,402
Ground Transportation - 0.0%
Container Corp Of India Ltd	81	533
Industrial Conglomerates - 0.0%
Siemens Ltd	5	172
Machinery - 0.0%
Ashok Leyland Ltd	130	179
Trading Companies & Distributors - 0.0%
Adani Enterprises Ltd	28,715	793,526
Transportation Infrastructure - 0.0%
Adani Ports & Special Economic Zone Ltd	72,766	1,135,912
GMR Airports Ltd (b)	1,614	1,649
		1,137,561
TOTAL INDUSTRIALS		7,975,391

Information Technology - 0.4%
IT Services - 0.4%
HCL Technologies Ltd	105,475	1,759,792
Infosys Ltd	361,029	6,145,281
Tata Consultancy Services Ltd	100,920	3,483,365
Wipro Ltd	277,802	782,116
		12,170,554
Materials - 0.2%
Chemicals - 0.0%
Asian Paints Ltd	44,687	1,220,809
Coromandel International Ltd	38	1,163
Solar Industries India Ltd	5	809
Supreme Industries Ltd	10	489
UPL Ltd	15	120
		1,223,390
Construction Materials - 0.1%
UltraTech Cement Ltd	11,711	1,631,970
Metals & Mining - 0.1%
Hindalco Industries Ltd	144,515	1,119,742
Tata Steel Ltd	717,503	1,289,623
Vedanta Ltd	166,667	805,587
		3,214,952
TOTAL MATERIALS		6,070,312

Utilities - 0.0%
Electric Utilities - 0.0%
Power Grid Corp of India Ltd	452,176	1,496,074
Tata Power Co Ltd/The	167,535	757,408
		2,253,482
Independent Power and Renewable Electricity Producers - 0.0%
Adani Power Ltd (b)	87,790	585,539
NTPC Ltd	469,951	1,785,148
		2,370,687
TOTAL UTILITIES		4,624,169

TOTAL INDIA		103,208,970
INDONESIA - 0.3%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telkom Indonesia Persero Tbk PT	4,748,200	833,760
Media - 0.0%
Elang Mahkota Teknologi Tbk PT	3,566,200	134,795
Wireless Telecommunication Services - 0.0%
Indosat Tbk PT	830,400	110,818
TOTAL COMMUNICATION SERVICES		1,079,373

Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
GoTo Gojek Tokopedia Tbk PT Class A (b)	97,184,500	381,901
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Sumber Alfaria Trijaya Tbk PT	1,654,400	232,529
Food Products - 0.0%
Charoen Pokphand Indonesia Tbk PT	6,800	2,032
Indofood CBP Sukses Makmur Tbk PT	222,700	132,290
Indofood Sukses Makmur Tbk PT	443,200	228,849
		363,171
TOTAL CONSUMER STAPLES		595,700

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Alamtri Resources Indonesia Tbk PT	1,396,800	156,578
Bumi Resources Tbk PT (b)	17,011,600	114,502
United Tractors Tbk PT	150,900	221,117
		492,197
Financials - 0.2%
Banks - 0.2%
Bank Central Asia Tbk PT	5,095,400	2,553,792
Bank Mandiri Persero Tbk PT	4,412,000	1,201,083
Bank Negara Indonesia Persero Tbk PT	1,473,500	357,337
Bank Rakyat Indonesia Persero Tbk PT	7,022,010	1,572,443
		5,684,655
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Mitra Keluarga Karyasehat Tbk PT (c)	496,700	71,758
Pharmaceuticals - 0.0%
Kalbe Farma Tbk PT	1,971,300	170,498
TOTAL HEALTH CARE		242,256

Industrials - 0.0%
Industrial Conglomerates - 0.0%
Astra International Tbk PT	2,025,400	626,093
Materials - 0.1%
Chemicals - 0.0%
Barito Pacific Tbk PT (b)	2,713,348	431,766
Chandra Asri Pacific Tbk PT	4,100	2,305
		434,071
Metals & Mining - 0.1%
Amman Mineral Internasional PT (b)	1,227,800	625,832
Aneka Tambang Tbk	843,600	145,972
Bumi Resources Minerals Tbk PT (b)	8,047,900	209,554
Merdeka Copper Gold Tbk PT (b)	1,346,900	192,338
		1,173,696
Paper & Forest Products - 0.0%
Indah Kiat Pulp & Paper Tbk PT	237,100	97,669
TOTAL MATERIALS		1,705,436

Utilities - 0.0%
Gas Utilities - 0.0%
Perusahaan Gas Negara Tbk PT Class B	1,064,800	105,265
TOTAL INDONESIA		10,912,876
IRELAND - 0.2%
Consumer Staples - 0.0%
Food Products - 0.0%
Kerry Group PLC Class A	14,416	1,335,042
Financials - 0.1%
Banks - 0.1%
AIB Group PLC	173,098	1,365,511
Bank of Ireland Group PLC	97,664	1,315,716
		2,681,227
Industrials - 0.1%
Building Products - 0.0%
Kingspan Group PLC	15,513	1,286,155
Trading Companies & Distributors - 0.1%
AerCap Holdings NV	17,648	1,892,748
TOTAL INDUSTRIALS		3,178,903

TOTAL IRELAND		7,195,172
ISRAEL - 0.7%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Bezeq The Israeli Telecommunication Corp Ltd	217,039	404,704
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Global-e Online Ltd (b)	10,103	334,914
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Shufersal Ltd	19,564	237,021
Food Products - 0.0%
Strauss Group Ltd	5,286	142,146
Personal Care Products - 0.0%
Oddity Tech Ltd Class A (b)	2,472	173,213
TOTAL CONSUMER STAPLES		552,380

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Delek Group Ltd	955	194,857
Paz Retail And Energy Ltd	865	160,096
		354,953
Financials - 0.3%
Banks - 0.3%
Bank Hapoalim BM	132,132	2,489,094
Bank Leumi Le-Israel BM	149,843	2,781,716
First International Bank of Israel Ltd	5,311	370,179
Israel Discount Bank Ltd Class A	123,261	1,183,123
Mizrahi Tefahot Bank Ltd	15,360	951,692
		7,775,804
Capital Markets - 0.0%
Plus500 Ltd	6,701	297,880
Consumer Finance - 0.0%
Isracard Ltd	21,450	88,012
Insurance - 0.0%
Clal Insurance Enterprises Holdings Ltd	6,344	305,679
Harel Insurance Investments & Financial Services Ltd	10,716	324,565
Menora Mivtachim Holdings Ltd	2,128	185,528
Phoenix Financial Ltd	17,275	591,359
		1,407,131
TOTAL FINANCIALS		9,568,827

Health Care - 0.1%
Pharmaceuticals - 0.1%
Teva Pharmaceutical Industries Ltd ADR (b)	114,771	1,773,212
Industrials - 0.0%
Aerospace & Defense - 0.0%
Elbit Systems Ltd	2,511	1,158,900
Construction & Engineering - 0.0%
Electra Ltd/Israel	199	121,243
Machinery - 0.0%
Kornit Digital Ltd (b)	4,502	90,130
Marine Transportation - 0.0%
ZIM Integrated Shipping Services Ltd	9,365	148,435
TOTAL INDUSTRIALS		1,518,708

Information Technology - 0.2%
Electronic Equipment, Instruments & Components - 0.0%
Next Vision Stabilized Systems Ltd	5,554	228,378
IT Services - 0.0%
Wix.com Ltd (b)	5,556	755,783
Semiconductors & Semiconductor Equipment - 0.1%
Camtek Ltd/Israel (Israel) (b)	2,749	269,042
Nova Ltd (Israel) (b)	2,950	791,900
Tower Semiconductor Ltd (b)	11,052	516,588
		1,577,530
Software - 0.1%
Cellebrite DI Ltd (b)	10,718	149,838
Check Point Software Technologies Ltd (b)	8,460	1,575,252
Nice Ltd (b)	6,360	998,161
Sapiens International Corp NV (Israel)	3,071	85,692
		2,808,943
TOTAL INFORMATION TECHNOLOGY		5,370,634

Materials - 0.0%
Chemicals - 0.0%
ICL Group Ltd	71,865	449,500
Israel Corp Ltd Class A1	469	146,191
		595,691
Real Estate - 0.1%
Diversified REITs - 0.0%
Reit 1 Ltd	19,777	129,871
Real Estate Management & Development - 0.1%
Airport City Ltd (b)	5,556	99,430
Alony Hetz Properties & Investments Ltd	16,067	168,123
Amot Investments Ltd	22,238	152,251
Azrieli Group Ltd	3,605	356,002
Big Shopping Centers Ltd (b)	1,556	297,790
Melisron Ltd	2,493	288,235
Mivne Real Estate Kd Ltd	56,472	213,428
		1,575,259
TOTAL REAL ESTATE		1,705,130

Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Enlight Renewable Energy Ltd (b)	11,808	291,359
OPC Energy Ltd (b)	13,219	199,760
		491,119
TOTAL ISRAEL		22,670,272
ITALY - 2.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Infrastrutture Wireless Italiane SpA (c)(d)	33,591	397,140
Telecom Italia SpA/Milano (b)	1,002,794	461,990
		859,130
Consumer Discretionary - 0.2%
Automobiles - 0.2%
Ferrari NV (Italy)	12,207	5,367,472
Textiles, Apparel & Luxury Goods - 0.0%
Brunello Cucinelli SpA	3,317	372,934
Moncler SpA	22,749	1,218,617
Prada Spa	50,500	274,864
		1,866,415
TOTAL CONSUMER DISCRETIONARY		7,233,887

Consumer Staples - 0.0%
Beverages - 0.0%
Davide Campari-Milano NV	56,080	387,831
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Eni SpA	206,719	3,528,146
Financials - 1.2%
Banks - 1.0%
Banca Monte dei Paschi di Siena SpA	109,974	937,000
Banca Popolare di Sondrio SPA	44,858	615,327
Banco BPM SpA	151,215	1,932,745
BPER Banca SPA	105,794	1,042,643
FinecoBank Banca Fineco SpA	60,944	1,301,963
Intesa Sanpaolo SpA	1,564,961	9,429,308
Mediobanca Banca di Credito Finanziario SpA	59,347	1,309,836
UniCredit SpA	155,709	11,456,110
		28,024,932
Capital Markets - 0.0%
Azimut Holding SpA	10,509	358,227
Financial Services - 0.0%
Banca Mediolanum SpA	25,165	445,134
Nexi SpA (c)(d)	78,842	450,772
		895,906
Insurance - 0.2%
Generali	106,712	3,984,633
Poste Italiane Spa (c)(d)	45,034	974,664
Unipol Assicurazioni SpA	44,667	897,907
		5,857,204
TOTAL FINANCIALS		35,136,269

Health Care - 0.0%
Pharmaceuticals - 0.0%
Recordati Industria Chimica e Farmaceutica SpA	10,937	629,058
Industrials - 0.2%
Aerospace & Defense - 0.1%
Leonardo SpA	40,453	2,180,544
Electrical Equipment - 0.1%
Prysmian SpA	29,459	2,352,699
Machinery - 0.0%
Interpump Group SpA	8,212	337,000
Passenger Airlines - 0.0%
Ryanair Holdings PLC	52,435	1,541,731
TOTAL INDUSTRIALS		6,411,974

Information Technology - 0.0%
IT Services - 0.0%
Reply SpA	2,163	339,654
Utilities - 0.4%
Electric Utilities - 0.3%
Enel SpA	770,506	6,794,548
Terna - Rete Elettrica Nazionale	138,744	1,338,244
		8,132,792
Gas Utilities - 0.1%
Italgas SpA	59,896	495,220
Snam SpA	202,475	1,172,421
		1,667,641
Multi-Utilities - 0.0%
A2A SpA	156,299	380,460
Hera SpA	80,520	344,218
		724,678
TOTAL UTILITIES		10,525,111

TOTAL ITALY		65,051,060
JAPAN - 16.1%
Communication Services - 1.2%
Diversified Telecommunication Services - 0.1%
Internet Initiative Japan Inc	13,600	250,465
NTT Inc	2,991,700	3,021,203
		3,271,668
Entertainment - 0.5%
Capcom Co Ltd	33,700	857,858
Konami Group Corp	10,300	1,398,316
Nexon Co Ltd	40,000	731,922
Nintendo Co Ltd	116,900	9,770,379
Square Enix Holdings Co Ltd	8,900	601,695
Toho Co Ltd/Tokyo	11,700	738,191
		14,098,361
Interactive Media & Services - 0.0%
Kakaku.com Inc	12,000	203,957
LY Corp	251,300	918,543
		1,122,500
Media - 0.0%
CyberAgent Inc	41,200	412,632
Dentsu Group Inc	21,700	427,938
Hakuhodo DY Holdings Inc	28,100	221,131
Kadokawa Corp	13,500	327,881
		1,389,582
Wireless Telecommunication Services - 0.6%
KDDI Corp	284,600	4,670,746
SoftBank Corp	2,809,600	4,059,414
SoftBank Group Corp	104,400	7,971,876
		16,702,036
TOTAL COMMUNICATION SERVICES		36,584,147

Consumer Discretionary - 2.9%
Automobile Components - 0.3%
Aisin Corp	63,700	880,335
Bridgestone Corp	58,200	2,354,202
Denso Corp	211,400	2,868,154
JTEKT Corp	24,400	210,862
Koito Manufacturing Co Ltd	24,000	306,884
NHK Spring Co Ltd	19,100	215,059
Nifco Inc/Japan	8,800	214,720
Niterra Co Ltd	16,100	555,027
Stanley Electric Co Ltd	13,400	252,717
Sumitomo Electric Industries Ltd	79,500	1,972,769
Sumitomo Rubber Industries Ltd	18,700	213,731
Toyo Tire Corp	12,300	260,527
Yokohama Rubber Co Ltd/The	13,900	397,428
		10,702,415
Automobiles - 1.1%
Honda Motor Co Ltd	485,800	5,029,441
Isuzu Motors Ltd	56,300	721,542
Mazda Motor Corp	60,200	360,989
Mitsubishi Motors Corp	66,900	175,792
Nissan Motor Co Ltd (b)	215,100	456,077
Subaru Corp	58,400	1,074,316
Suzuki Motor Corp	196,600	2,160,157
Toyota Motor Corp	1,231,900	21,912,556
Yamaha Motor Co Ltd	102,000	737,748
		32,628,618
Broadline Retail - 0.2%
Isetan Mitsukoshi Holdings Ltd	36,100	510,183
J Front Retailing Co Ltd	27,000	363,954
Pan Pacific International Holdings Corp	53,490	1,789,576
Rakuten Group Inc (b)	148,700	752,380
Ryohin Keikaku Co Ltd	28,200	1,320,261
Takashimaya Co Ltd	31,900	246,529
		4,982,883
Hotels, Restaurants & Leisure - 0.1%
Food & Life Cos Ltd	11,500	579,214
McDonald's Holdings Co Japan Ltd	8,400	335,439
Oriental Land Co Ltd/Japan	120,700	2,485,276
Skylark Holdings Co Ltd	22,600	429,577
Zensho Holdings Co Ltd	9,100	478,874
		4,308,380
Household Durables - 0.7%
Casio Computer Co Ltd	20,000	158,447
Haseko Corp	20,700	307,950
Iida Group Holdings Co Ltd	16,500	231,426
Nikon Corp	31,200	303,005
Open House Group Co Ltd	6,400	283,011
Panasonic Holdings Corp	230,800	2,183,211
Rinnai Corp	10,900	269,033
Sekisui House Ltd	66,400	1,392,861
Sharp Corp/Japan (b)	28,100	132,845
Sony Group Corp	614,900	14,790,386
Sumitomo Forestry Co Ltd	61,500	617,807
		20,669,982
Leisure Products - 0.1%
Bandai Namco Holdings Inc	65,100	2,105,134
Sankyo Co Ltd	21,000	391,866
Sega Sammy Holdings Inc	15,400	314,811
Shimano Inc	8,000	875,168
Yamaha Corp	51,800	373,328
		4,060,307
Specialty Retail - 0.3%
Fast Retailing Co Ltd	20,700	6,314,115
Nitori Holdings Co Ltd	8,600	728,307
Sanrio Co Ltd	20,300	832,953
Shimamura Co Ltd	4,800	347,551
USS Co Ltd	43,000	467,362
Yamada Holdings Co Ltd	53,800	163,968
ZOZO Inc	38,600	382,116
		9,236,372
Textiles, Apparel & Luxury Goods - 0.1%
Asics Corp	73,433	1,726,358
Goldwin Inc	4,100	211,112
		1,937,470
TOTAL CONSUMER DISCRETIONARY		88,526,427

Consumer Staples - 0.9%
Beverages - 0.1%
Asahi Group Holdings Ltd	152,100	1,929,553
Coca-Cola Bottlers Japan Holdings Inc	15,100	230,883
Kirin Holdings Co Ltd	81,400	1,072,663
Sapporo Holdings Ltd	7,800	360,923
Suntory Beverage & Food Ltd	12,500	377,447
		3,971,469
Consumer Staples Distribution & Retail - 0.4%
Aeon Co Ltd (f)	92,700	2,961,103
Cosmos Pharmaceutical Corp	4,800	298,183
Kobe Bussan Co Ltd	14,900	396,777
MatsukiyoCocokara & Co	38,400	788,532
Seven & i Holdings Co Ltd	239,600	3,158,693
Sugi Holdings Co Ltd	11,100	268,633
Sundrug Co Ltd	6,700	198,582
Tsuruha Holdings Inc	3,700	272,337
Welcia Holdings Co Ltd	10,100	169,475
		8,512,315
Food Products - 0.2%
Ajinomoto Co Inc	93,300	2,468,386
Calbee Inc	9,600	176,186
Ezaki Glico Co Ltd	5,400	166,743
Kagome Co Ltd	7,200	137,585
Kewpie Corp	11,400	311,538
Kikkoman Corp	97,500	856,534
MEIJI Holdings Co Ltd	25,500	515,635
NH Foods Ltd	9,700	325,885
Nichirei Corp	25,300	304,487
Nisshin Seifun Group Inc	23,000	266,612
Nissin Foods Holdings Co Ltd	23,500	445,751
Toyo Suisan Kaisha Ltd	10,100	645,275
Yakult Honsha Co Ltd	30,000	482,626
Yamazaki Baking Co Ltd	15,800	337,525
		7,440,768
Household Products - 0.0%
Lion Corp	27,900	271,823
Unicharm Corp	128,400	888,162
		1,159,985
Personal Care Products - 0.1%
Kao Corp	46,600	2,096,836
Kobayashi Pharmaceutical Co Ltd	5,300	186,388
Kose Corp	3,500	134,319
Rohto Pharmaceutical Co Ltd	22,000	314,030
Shiseido Co Ltd	40,000	650,221
		3,381,794
Tobacco - 0.1%
Japan Tobacco Inc	110,500	3,155,839
TOTAL CONSUMER STAPLES		27,622,170

Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Cosmo Energy Holdings Co Ltd	7,100	315,116
ENEOS Holdings Inc	270,400	1,419,231
Idemitsu Kosan Co Ltd	92,030	591,625
Inpex Corp	97,000	1,381,160
Iwatani Corp	21,400	225,093
		3,932,225
Financials - 2.4%
Banks - 1.5%
Aozora Bank Ltd	12,800	187,794
Chiba Bank Ltd/The	70,300	655,246
Concordia Financial Group Ltd	115,300	764,581
Fukuoka Financial Group Inc	19,000	518,074
Gunma Bank Ltd/The	35,200	329,610
Hachijuni Bank Ltd/The	46,000	413,846
Iyogin Holdings Inc	31,100	361,395
Japan Post Bank Co Ltd	172,861	1,929,353
Kyoto Financial Group Inc	29,800	539,104
Kyushu Financial Group Inc	41,600	212,445
Mebuki Financial Group Inc	97,800	530,278
Mitsubishi UFJ Financial Group Inc	1,206,700	16,631,668
Mizuho Financial Group Inc	251,410	7,374,273
Rakuten Bank Ltd (b)	8,800	409,920
Resona Holdings Inc	230,900	2,102,115
Shizuoka Financial Group Inc	49,800	589,044
Sumitomo Mitsui Financial Group Inc	388,500	9,800,538
Sumitomo Mitsui Trust Group Inc	71,400	1,871,734
Yamaguchi Financial Group Inc	21,100	238,826
		45,459,844
Capital Markets - 0.2%
Daiwa Securities Group Inc	137,900	960,040
Japan Exchange Group Inc	103,700	1,013,396
Nomura Holdings Inc	293,100	1,936,306
SBI Holdings Inc	27,100	1,006,707
		4,916,449
Consumer Finance - 0.0%
Credit Saison Co Ltd	16,600	437,967
Marui Group Co Ltd	19,200	391,027
		828,994
Financial Services - 0.1%
GMO Payment Gateway Inc	4,500	250,798
Mitsubishi HC Capital Inc	98,100	725,119
ORIX Corp	111,000	2,493,398
Tokyo Century Corp	19,400	222,028
Zenkoku Hosho Co Ltd	10,900	232,553
		3,923,896
Insurance - 0.6%
Dai-ichi Life Holdings Inc	370,400	2,930,672
Japan Post Holdings Co Ltd	179,200	1,659,512
Japan Post Insurance Co Ltd	18,800	481,367
Ms&Ad Insurance Group Holdings Inc	132,100	2,822,459
Sompo Holdings Inc	99,200	2,925,116
T&D Holdings Inc	54,700	1,335,705
Tokio Marine Holdings Inc	193,500	7,769,591
		19,924,422
TOTAL FINANCIALS		75,053,605

Health Care - 1.0%
Health Care Equipment & Supplies - 0.3%
Asahi Intecc Co Ltd	23,300	362,597
Hoya Corp	34,300	4,327,384
Nihon Kohden Corp	16,600	182,576
Olympus Corp	114,200	1,364,354
Sysmex Corp	48,000	779,801
Terumo Corp	148,100	2,511,371
		9,528,083
Health Care Providers & Services - 0.0%
Alfresa Holdings Corp	18,200	264,191
Medipal Holdings Corp	20,400	337,775
Suzuken Co Ltd/Aichi Japan	6,000	226,783
		828,749
Health Care Technology - 0.0%
M3 Inc	42,630	524,297
Pharmaceuticals - 0.7%
Astellas Pharma Inc	180,800	1,874,647
Chugai Pharmaceutical Co Ltd	63,800	3,058,377
Daiichi Sankyo Co Ltd	190,800	4,680,692
Eisai Co Ltd	29,000	813,316
Hisamitsu Pharmaceutical Co Inc	7,100	191,132
Kyowa Kirin Co Ltd	25,000	426,741
Nippon Shinyaku Co Ltd	6,000	129,186
Ono Pharmaceutical Co Ltd	46,400	518,881
Otsuka Holdings Co Ltd	52,500	2,499,510
Santen Pharmaceutical Co Ltd	33,700	372,349
Shionogi & Co Ltd	81,000	1,354,670
Takeda Pharmaceutical Co Ltd	158,877	4,364,318
Tsumura & CO	6,600	162,808
		20,446,627
TOTAL HEALTH CARE		31,327,756

Industrials - 4.2%
Air Freight & Logistics - 0.1%
NIPPON EXPRESS HOLDINGS INC	23,300	511,830
Sankyu Inc	5,500	323,771
SG Holdings Co Ltd	46,500	515,890
Yamato Holdings Co Ltd	31,500	455,465
		1,806,956
Building Products - 0.2%
Agc Inc	21,600	650,045
Daikin Industries Ltd	29,300	3,602,606
Lixil Corp	27,900	323,225
Sanwa Holdings Corp	22,900	624,754
TOTO Ltd	15,800	402,208
		5,602,838
Commercial Services & Supplies - 0.1%
ALSOK Co Ltd	36,300	252,851
Dai Nippon Printing Co Ltd	43,300	666,797
Kokuyo Co Ltd	36,200	213,282
Park24 Co Ltd	12,900	162,906
Secom Co Ltd	42,000	1,508,356
TOPPAN Holdings Inc	32,100	865,039
		3,669,231
Construction & Engineering - 0.2%
COMSYS Holdings Corp	11,200	256,759
EXEO Group Inc	19,100	250,880
JGC Holdings Corp	23,800	212,783
Kajima Corp	45,100	1,129,785
Kinden Corp	11,500	362,097
Obayashi Corp	72,500	1,067,581
Shimizu Corp	54,100	599,318
Taisei Corp	18,200	1,088,249
		4,967,452
Electrical Equipment - 0.3%
Fuji Electric Co Ltd	14,700	730,858
Fujikura Ltd	27,500	1,866,767
Mabuchi Motor Co Ltd	9,300	134,462
Mitsubishi Electric Corp	211,100	4,748,113
NIDEC CORP	104,800	2,010,723
		9,490,923
Ground Transportation - 0.4%
Central Japan Railway Co	103,100	2,403,486
East Japan Railway Co	113,400	2,430,637
Hankyu Hanshin Holdings Inc	25,100	654,147
Keikyu Corp	27,300	280,585
Keio Corp	11,900	277,845
Keisei Electric Railway Co Ltd	51,600	432,890
Kintetsu Group Holdings Co Ltd	19,100	366,538
Kyushu Railway Co	15,400	372,414
Nagoya Railroad Co Ltd	19,300	210,473
Nankai Electric Railway Co Ltd	11,200	179,902
Odakyu Electric Railway Co Ltd	36,700	395,510
Seibu Holdings Inc	24,800	693,029
Seino Holdings Co Ltd	14,200	215,979
Tobu Railway Co Ltd	20,000	340,437
Tokyo Metro Co Ltd	29,400	316,795
Tokyu Corp	62,100	699,042
West Japan Railway Co	46,900	1,026,840
		11,296,549
Industrial Conglomerates - 0.5%
Hikari Tsushin Inc	2,300	618,375
Hitachi Ltd	458,100	14,018,159
Keihan Holdings Co Ltd	11,200	229,738
Sekisui Chemical Co Ltd	41,200	714,619
		15,580,891
Machinery - 1.0%
Amada Co Ltd	33,600	378,871
Daifuku Co Ltd	38,200	967,079
DMG Mori Co Ltd	13,400	309,637
Ebara Corp	40,900	746,868
FANUC Corp	93,700	2,608,323
Fujitec Co Ltd	7,500	277,617
Hitachi Construction Machinery Co Ltd	10,300	298,309
Hoshizaki Corp	11,400	390,368
IHI Corp	15,500	1,726,030
Japan Steel Works Ltd/The	7,400	456,414
Kawasaki Heavy Industries Ltd	16,900	1,234,259
Komatsu Ltd	95,200	3,067,144
Kubota Corp	104,500	1,171,889
Kurita Water Industries Ltd	10,600	408,601
Makita Corp	28,200	873,019
MINEBEA MITSUMI Inc	40,600	638,978
MISUMI Group Inc	28,300	407,521
Mitsubishi Heavy Industries Ltd	337,400	8,055,897
Miura Co Ltd	10,600	211,357
Nabtesco Corp	12,100	222,597
NGK Insulators Ltd	24,400	308,910
NSK Ltd	45,400	217,264
SMC Corp	6,100	2,122,639
Sumitomo Heavy Industries Ltd	12,400	274,617
THK Co Ltd	12,100	340,119
Toyota Industries Corp	18,900	2,021,027
Yaskawa Electric Corp	26,600	556,360
		30,291,714
Marine Transportation - 0.1%
Kawasaki Kisen Kaisha Ltd	64,300	908,358
Mitsui OSK Lines Ltd	36,500	1,226,850
Nippon Yusen KK	46,200	1,620,225
		3,755,433
Passenger Airlines - 0.0%
ANA Holdings Inc	15,300	283,701
Japan Airlines Co Ltd	14,500	287,934
		571,635
Professional Services - 0.3%
BayCurrent Inc	13,300	763,687
Persol Holdings Co Ltd	178,000	340,238
Recruit Holdings Co Ltd	156,400	9,279,394
TechnoPro Holdings Inc	10,400	329,370
		10,712,689
Trading Companies & Distributors - 1.0%
ITOCHU Corp	144,300	7,568,913
Marubeni Corp	166,300	3,404,785
Mitsubishi Corp	402,400	7,936,694
Mitsui & Co Ltd	291,100	5,925,819
MonotaRO Co Ltd	24,400	434,489
Nagase & Co Ltd	11,600	228,608
Sojitz Corp	22,900	545,017
Sumitomo Corp	121,400	3,102,957
Toyota Tsusho Corp	71,500	1,638,661
		30,785,943
Transportation Infrastructure - 0.0%
Japan Airport Terminal Co Ltd	9,200	279,401
Kamigumi Co Ltd	9,000	252,931
Mitsubishi Logistics Corp	33,900	289,791
		822,123
TOTAL INDUSTRIALS		129,354,377

Information Technology - 1.9%
Electronic Equipment, Instruments & Components - 0.6%
Alps Alpine Co Ltd	18,400	194,935
Azbil Corp	48,500	453,204
Dexerials Corp	16,700	241,443
Hamamatsu Photonics KK	27,400	334,420
Hirose Electric Co Ltd	3,000	376,695
Horiba Ltd	4,100	301,527
Ibiden Co Ltd	14,000	592,076
Jeol Ltd	5,100	145,907
Keyence Corp	20,000	7,234,629
Kyocera Corp	140,800	1,662,056
Murata Manufacturing Co Ltd	183,100	2,725,276
Omron Corp	19,300	497,453
Shimadzu Corp	27,800	615,400
Taiyo Yuden Co Ltd	13,000	242,881
TDK Corp	194,880	2,374,212
Topcon Corp	10,900	237,319
Yokogawa Electric Corp	22,900	610,379
		18,839,812
IT Services - 0.4%
BIPROGY Inc	7,800	314,536
Fujitsu Ltd	171,900	3,744,655
NEC Corp	136,400	3,916,847
Nomura Research Institute Ltd	44,200	1,749,014
NTT Data Group Corp	25,000	651,949
Obic Co Ltd	32,800	1,167,765
Otsuka Corp	22,300	422,522
SCSK Corp	14,800	460,501
TIS Inc	20,300	647,609
		13,075,398
Semiconductors & Semiconductor Equipment - 0.7%
Advantest Corp	76,600	5,093,834
Disco Corp	9,400	2,777,951
Lasertec Corp	8,100	816,065
Renesas Electronics Corp	162,900	1,981,363
Rohm Co Ltd	34,100	429,110
SCREEN Holdings Co Ltd	10,300	803,502
Socionext Inc	17,900	337,322
SUMCO Corp	34,900	272,946
Tokyo Electron Ltd	47,200	7,503,802
Tokyo Seimitsu Co Ltd	3,900	242,618
Ulvac Inc	4,400	161,621
		20,420,134
Software - 0.0%
Oracle Corp Japan	3,300	356,876
Trend Micro Inc/Japan	12,600	768,329
		1,125,205
Technology Hardware, Storage & Peripherals - 0.2%
Brother Industries Ltd	25,600	435,606
Canon Inc	96,100	2,729,494
FUJIFILM Holdings Corp	124,500	2,582,408
Konica Minolta Inc (b)	51,000	165,805
Ricoh Co Ltd	57,500	504,188
Seiko Epson Corp	31,400	398,413
		6,815,914
TOTAL INFORMATION TECHNOLOGY		60,276,463

Materials - 0.7%
Chemicals - 0.5%
ADEKA Corp	10,300	203,274
Air Water Inc (Osaka)	22,800	336,818
Asahi Kasei Corp	136,400	949,038
Daicel Corp	25,200	216,772
DIC Corp	8,400	165,804
Kaneka Corp	6,500	183,994
Kansai Paint Co Ltd	17,900	253,462
Kuraray Co Ltd	30,000	370,904
Mitsubishi Chemical Group Corp	143,600	782,157
Mitsubishi Gas Chemical Co Inc	19,500	336,865
Mitsui Chemicals Inc	19,200	428,605
Nippon Paint Holdings Co Ltd	106,200	900,315
Nippon Sanso Holdings Corp	21,200	750,343
Nissan Chemical Corp	13,600	443,343
Nitto Denko Corp	71,100	1,471,338
NOF Corp	23,500	467,766
Resonac Holdings Corp	18,500	444,891
Shin-Etsu Chemical Co Ltd	198,600	5,715,097
Sumitomo Chemical Co Ltd	166,500	416,431
Teijin Ltd	19,000	161,495
Tokyo Ohka Kogyo Co Ltd	12,100	331,414
Toray Industries Inc	164,100	1,122,421
Tosoh Corp	32,100	483,247
Zeon Corp	20,900	221,822
		17,157,616
Construction Materials - 0.0%
Taiheiyo Cement Corp	11,900	290,798
Containers & Packaging - 0.0%
Toyo Seikan Group Holdings Ltd	13,400	277,525
Metals & Mining - 0.2%
Dowa Holdings Co Ltd	5,600	182,880
JFE Holdings Inc	64,600	747,620
JX Advanced Metals Corp	46,000	270,041
Kobe Steel Ltd	40,300	442,780
Maruichi Steel Tube Ltd	7,200	174,063
Mitsubishi Materials Corp	12,800	195,503
Nippon Steel Corp	107,500	2,070,237
Sumitomo Metal Mining Co Ltd	27,200	598,272
Yamato Kogyo Co Ltd	4,700	263,734
		4,945,130
Paper & Forest Products - 0.0%
Oji Holdings Corp	95,100	463,504
TOTAL MATERIALS		23,134,573

Real Estate - 0.6%
Diversified REITs - 0.1%
Activia Properties Inc	209	178,559
Daiwa House REIT Investment Corp	227	379,618
KDX Realty Investment Corp	412	442,761
Nomura Real Estate Master Fund Inc	441	464,455
Sekisui House Reit Inc	429	222,863
United Urban Investment Corp	303	332,687
		2,020,943
Hotel & Resort REITs - 0.0%
Invincible Investment Corp	763	339,359
Japan Hotel REIT Investment Corp	504	276,985
		616,344
Industrial REITs - 0.0%
GLP J-REIT	491	430,266
Industrial & Infrastructure Fund Investment Corp	249	203,738
Japan Logistics Fund Inc	270	167,596
LaSalle Logiport REIT	177	168,467
Mitsui Fudosan Logistics Park Inc	334	223,910
		1,193,977
Office REITs - 0.1%
Japan Prime Realty Investment Corp	394	258,834
Japan Real Estate Investment Corp	720	583,996
Nippon Building Fund Inc	859	787,985
Orix JREIT Inc	283	369,947
		2,000,762
Real Estate Management & Development - 0.4%
Daito Trust Construction Co Ltd	6,100	624,504
Daiwa House Industry Co Ltd	62,600	2,069,614
Hulic Co Ltd	65,600	625,674
Mitsubishi Estate Co Ltd	125,200	2,344,048
Mitsui Fudosan Co Ltd	278,500	2,489,317
Nomura Real Estate Holdings Inc	53,300	295,368
Sumitomo Realty & Development Co Ltd	47,700	1,742,441
Tokyo Tatemono Co Ltd	21,400	358,126
Tokyu Fudosan Holdings Corp	60,100	423,805
		10,972,897
Residential REITs - 0.0%
Advance Residence Investment Corp	284	292,906
Nippon Accommodations Fund Inc	251	196,646
		489,552
Retail REITs - 0.0%
Japan Metropolitan Fund Invest	731	531,673
TOTAL REAL ESTATE		17,826,148

Utilities - 0.2%
Electric Utilities - 0.1%
Chubu Electric Power Co Inc	76,400	934,429
Chugoku Electric Power Co Inc/The	32,400	176,411
Kansai Electric Power Co Inc/The	103,200	1,239,065
Kyushu Electric Power Co Inc	47,500	421,092
Tohoku Electric Power Co Inc	50,200	352,188
Tokyo Electric Power Co Holdings Inc (b)	77,600	293,836
		3,417,021
Gas Utilities - 0.1%
Osaka Gas Co Ltd	39,800	1,006,994
Toho Gas Co Ltd	9,000	251,317
Tokyo Gas Co Ltd	34,500	1,155,357
		2,413,668
Independent Power and Renewable Electricity Producers - 0.0%
Electric Power Development Co Ltd	16,300	282,082
TOTAL UTILITIES		6,112,771

TOTAL JAPAN		499,750,662
KOREA (SOUTH) - 3.5%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.0%
LG Uplus Corp	21,448	224,401
Entertainment - 0.1%
HYBE Co Ltd	2,107	389,228
JYP Entertainment Corp	2,717	140,694
Krafton Inc (b)	3,029	708,856
NCSoft Corp	1,541	212,653
Netmarble Corp (c)(d)	2,141	90,878
Pearl Abyss Corp (b)	3,212	89,295
SM Entertainment Co Ltd	1,017	96,538
		1,728,142
Interactive Media & Services - 0.1%
Kakao Corp	30,557	1,259,743
NAVER Corp	14,759	2,468,754
		3,728,497
Media - 0.0%
Cheil Worldwide Inc	6,638	94,254
TOTAL COMMUNICATION SERVICES		5,775,294

Consumer Discretionary - 0.4%
Automobile Components - 0.1%
Hankook Tire & Technology Co Ltd	6,894	218,561
HL Mando Co Ltd	3,276	80,933
Hyundai Mobis Co Ltd	6,100	1,279,389
		1,578,883
Automobiles - 0.1%
Hyundai Motor Co	13,875	2,097,925
Kia Corp	25,134	1,827,884
		3,925,809
Broadline Retail - 0.2%
Coupang Inc Class A (b)	132,746	3,906,715
Shinsegae Inc	645	79,205
		3,985,920
Hotels, Restaurants & Leisure - 0.0%
Delivery Hero SE (b)(c)(d)	21,012	630,406
Hanjin Kal Corp	2,789	216,857
Kangwon Land Inc	11,927	159,124
		1,006,387
Household Durables - 0.0%
Coway Co Ltd	5,253	407,218
LG Electronics Inc	10,696	588,414
		995,632
Specialty Retail - 0.0%
Hotel Shilla Co Ltd (b)	3,157	105,488
Textiles, Apparel & Luxury Goods - 0.0%
Misto Holdings Corp	3,726	95,342
Youngone Corp	2,042	88,218
		183,560
TOTAL CONSUMER DISCRETIONARY		11,781,679

Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.0%
E-MART Inc	1,862	118,665
Food Products - 0.0%
CJ CheilJedang Corp	824	147,471
NongShim Co Ltd	362	99,840
Orion Corp/Republic of Korea	2,149	170,543
Samyang Foods Co Ltd	426	437,522
		855,376
Personal Care Products - 0.0%
Amorepacific Corp	2,431	232,833
Cosmax Inc	842	150,701
LG H&H Co Ltd	789	177,759
		561,293
Tobacco - 0.1%
KT&G Corp	9,732	906,572
TOTAL CONSUMER STAPLES		2,441,906

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
HD Hyundai Co Ltd	4,537	461,417
S-Oil Corp	4,063	182,154
SK Innovation Co Ltd	6,443	495,471
		1,139,042
Financials - 0.5%
Banks - 0.4%
BNK Financial Group Inc	28,006	291,522
Hana Financial Group Inc	28,804	1,750,335
iM Financial Group Co Ltd	14,338	141,788
Industrial Bank of Korea	26,064	361,418
JB Financial Group Co Ltd	10,357	170,850
KakaoBank Corp	34,568	690,857
KB Financial Group Inc	37,053	2,925,884
Shinhan Financial Group Co Ltd	49,694	2,405,072
Woori Financial Group Inc	66,341	1,169,938
		9,907,664
Capital Markets - 0.0%
KIWOOM Securities Co Ltd	1,249	191,428
Korea Investment Holdings Co Ltd	4,110	418,197
Mirae Asset Securities Co Ltd	25,565	346,818
NH Investment & Securities Co Ltd	13,731	197,848
Samsung Securities Co Ltd	6,319	318,389
		1,472,680
Consumer Finance - 0.0%
Samsung Card Co Ltd	2,658	94,577
Financial Services - 0.0%
Meritz Financial Group Inc	7,692	634,915
Insurance - 0.1%
DB Insurance Co Ltd	4,370	399,223
Hyundai Marine & Fire Insurance Co Ltd (b)	5,916	110,980
Samsung Fire & Marine Insurance Co Ltd	3,186	999,667
Samsung Life Insurance Co Ltd	10,666	956,903
		2,466,773
TOTAL FINANCIALS		14,576,609

Health Care - 0.2%
Biotechnology - 0.1%
Alteogen Inc (b)	4,220	1,353,023
Celltrion Inc	15,650	1,994,170
Hugel Inc (b)	555	133,150
PharmaResearch Co Ltd	628	248,446
SK Bioscience Co Ltd (b)	2,522	82,015
		3,810,804
Health Care Equipment & Supplies - 0.0%
HLB Inc (b)	12,387	424,583
Health Care Providers & Services - 0.0%
Hanmi Science Co ltd	3,437	124,126
Life Sciences Tools & Services - 0.1%
LigaChem Biosciences Inc (b)	2,560	243,481
Peptron Inc (b)	2,085	432,713
Samsung Biologics Co Ltd (b)(c)(d)	1,861	1,413,204
		2,089,398
Pharmaceuticals - 0.0%
Celltrion Pharm Inc	1,935	73,943
Hanall Biopharma Co Ltd (b)	3,340	63,990
Hanmi Pharm Co Ltd	634	126,121
Sam Chun Dang Pharm Co Ltd	1,375	200,901
SK Biopharmaceuticals Co Ltd (b)	2,776	194,317
Yuhan Corp	6,160	515,546
		1,174,818
TOTAL HEALTH CARE		7,623,729

Industrials - 0.7%
Aerospace & Defense - 0.1%
Hanwha Aerospace Co Ltd	3,228	2,289,011
Hanwha Systems Co Ltd	7,306	308,982
Korea Aerospace Industries Ltd	7,141	480,648
LIG Nex1 Co Ltd	1,112	497,687
		3,576,328
Air Freight & Logistics - 0.0%
Cj Logistics Corp	1,062	67,326
Hyundai Glovis Co Ltd	4,399	461,853
		529,179
Commercial Services & Supplies - 0.0%
S-1 Corp	1,640	86,868
Construction & Engineering - 0.0%
DL E&C Co Ltd	2,643	88,703
GS Engineering & Construction Corp	6,658	91,779
Hyundai Engineering & Construction Co Ltd	7,205	346,571
KEPCO Engineering & Construction Co Inc	1,833	120,332
Samsung E&A Co Ltd	15,560	293,256
		940,641
Electrical Equipment - 0.3%
Doosan Enerbility Co Ltd (b)	44,866	2,089,122
Ecopro BM Co Ltd (b)	5,264	413,890
Ecopro Co Ltd	10,569	369,333
HD Hyundai Electric Co Ltd	2,285	808,197
Hyosung Heavy Industries Corp	460	398,552
L&F Co Ltd (b)	2,708	134,585
LG Energy Solution Ltd (b)	4,227	1,148,479
LS Corp	1,722	211,098
LS Electric Co Ltd	1,512	331,687
POSCO Future M Co Ltd (b)	3,819	386,140
Shinsung Delta Tech Co Ltd	1,541	73,659
Taihan Electric Wire Co Ltd (b)	10,436	116,412
		6,481,154
Industrial Conglomerates - 0.1%
CJ Corp	1,343	148,381
Doosan Co Ltd	741	314,708
GS Holdings Corp	4,370	153,685
Hanwha Corp	4,100	291,044
LG Corp	9,485	535,232
Samsung C&T Corp	7,203	863,718
SK Inc	3,545	511,362
SK Square Co Ltd (b)	8,801	942,192
		3,760,322
Machinery - 0.2%
Doosan Bobcat Inc	5,087	200,437
Hanwha Ocean Co Ltd (b)	11,041	882,165
HD Hyundai Heavy Industries Co Ltd	2,203	768,459
HD Hyundai Infracore Co Ltd	12,929	141,827
HD HYUNDAI MIPO	2,263	342,276
HD Korea Shipbuilding & Offshore Engineering Co Ltd	4,619	1,179,778
Hyundai Elevator Co Ltd	2,099	127,335
Hyundai Rotem Co Ltd	7,240	1,040,233
Rainbow Robotics (b)	789	154,589
Samsung Heavy Industries Co Ltd (b)	72,423	982,517
		5,819,616
Marine Transportation - 0.0%
HMM Co Ltd	34,257	572,451
Passenger Airlines - 0.0%
Korean Air Lines Co Ltd	18,679	314,318
Trading Companies & Distributors - 0.0%
Posco International Corp	4,558	158,392
TOTAL INDUSTRIALS		22,239,269

Information Technology - 1.3%
Electronic Equipment, Instruments & Components - 0.1%
Daejoo Electronic Materials Co Ltd	1,090	57,061
Hanwha Vision Co Ltd	3,318	144,941
IsuPetasys Co Ltd	5,348	245,026
LG Display Co Ltd (b)	36,500	280,886
LG Innotek Co Ltd	1,454	161,244
Samsung Electro-Mechanics Co Ltd	5,487	579,432
Samsung SDI Co Ltd	5,853	834,773
		2,303,363
IT Services - 0.0%
Posco DX Co Ltd	5,068	86,136
Samsung SDS Co Ltd	3,756	427,699
		513,835
Semiconductors & Semiconductor Equipment - 0.4%
DB HiTek Co Ltd	3,073	99,618
Eo Technics Co Ltd	849	130,448
Hanmi Semiconductor Co Ltd	4,217	271,854
HPSP Co Ltd	4,378	82,986
LEENO Industrial Inc	4,244	143,261
SK Hynix Inc	53,893	10,381,767
		11,109,934
Software - 0.0%
Douzone Bizon Co Ltd	1,823	92,610
Technology Hardware, Storage & Peripherals - 0.8%
Samsung Electronics Co Ltd	476,244	24,123,603
TOTAL INFORMATION TECHNOLOGY		38,143,345

Materials - 0.1%
Chemicals - 0.0%
Dongjin Semichem Co Ltd	3,482	77,999
Enchem Co Ltd (b)	1,641	77,708
Hansol Chemical Co Ltd	920	118,636
Hanwha Solutions Corp	10,631	231,319
KCC Corp	422	111,263
Kumho Petrochemical Co Ltd	1,504	130,853
LG Chem Ltd	4,399	940,052
Lotte Chemical Corp	1,903	90,054
OCI Holdings Co Ltd	1,364	90,896
SKC Co Ltd (b)	1,967	140,682
		2,009,462
Metals & Mining - 0.1%
Hyundai Steel Co	8,233	208,269
Korea Zinc Co Ltd	1,068	608,541
POSCO Holdings Inc	7,292	1,593,822
		2,410,632
TOTAL MATERIALS		4,420,094

Utilities - 0.0%
Electric Utilities - 0.0%
Korea Electric Power Corp	25,507	700,264
TOTAL KOREA (SOUTH)		108,841,231
KUWAIT - 0.3%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Mobile Telecommunications Co KSCP	252,254	438,344
Financials - 0.3%
Banks - 0.3%
Al Ahli Bank of Kuwait KSCP	142,216	139,824
Boubyan Bank KSCP	150,204	345,889
Gulf Bank KSCP	248,660	275,341
Kuwait Finance House KSCP	1,226,430	3,232,824
National Bank of Kuwait SAKP	877,446	3,006,503
		7,000,381
Industrials - 0.0%
Air Freight & Logistics - 0.0%
Agility Global PLC	418,934	134,587
Agility Public Warehousing Co KSC	158,621	74,090
		208,677
Industrial Conglomerates - 0.0%
National Industries Group Holding SAK	242,267	195,459
TOTAL INDUSTRIALS		404,136

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Mabanee Co KPSC	73,973	214,078
TOTAL KUWAIT		8,056,939
LUXEMBOURG - 0.1%
Communication Services - 0.0%
Media - 0.0%
SES SA Series A depository receipt	35,261	243,250
Financials - 0.0%
Capital Markets - 0.0%
CVC Capital Partners PLC (c)(d)	158	3,049
Reinet Investments SCA (South Africa)	168	4,856
		7,905
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Eurofins Scientific SE	12,204	937,579
Materials - 0.1%
Metals & Mining - 0.1%
APERAM SA	4,151	122,597
ArcelorMittal SA	45,209	1,419,826
		1,542,423
TOTAL LUXEMBOURG		2,731,157
MACAU - 0.1%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Galaxy Entertainment Group Ltd	205,000	999,716
Sands China Ltd	236,400	572,270

TOTAL MACAU		1,571,986
MALAYSIA - 0.4%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telekom Malaysia Bhd	206,421	325,891
Wireless Telecommunication Services - 0.0%
Axiata Group Berhad	290,660	183,558
CELCOMDIGI BHD	332,100	298,662
Maxis Bhd	226,600	182,323
		664,543
TOTAL COMMUNICATION SERVICES		990,434

Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Genting Bhd	224,400	164,193
Genting Malaysia Bhd	299,000	136,778
		300,971
Specialty Retail - 0.0%
MR DIY Group M Bhd (c)(d)	453,800	174,944
TOTAL CONSUMER DISCRETIONARY		475,915

Consumer Staples - 0.0%
Food Products - 0.0%
IOI Corp Bhd	313,500	276,840
Kuala Lumpur Kepong Bhd	58,303	267,257
Nestle Malaysia Bhd	6,400	131,994
PPB Group Bhd	71,340	157,492
QL Resources Bhd	171,200	170,387
SD Guthrie Bhd	371,916	415,459
United Plantations BHD	29,300	148,658
		1,568,087
Energy - 0.0%
Energy Equipment & Services - 0.0%
Dialog Group Bhd	430,600	176,141
Yinson Holdings BHD	240,000	131,412
		307,553
Oil, Gas & Consumable Fuels - 0.0%
Petronas Dagangan Bhd	35,200	177,794
TOTAL ENERGY		485,347

Financials - 0.2%
Banks - 0.2%
AMMB Holdings Bhd	271,700	321,037
CIMB Group Holdings Bhd	758,943	1,160,133
Hong Leong Bank Bhd	76,500	340,088
Malayan Banking Bhd	760,998	1,673,754
Public Bank Bhd	1,517,400	1,494,440
RHB Bank Bhd	190,396	273,350
		5,262,802
Health Care - 0.0%
Health Care Providers & Services - 0.0%
IHH Healthcare Bhd	300,800	468,828
Kpj Healthcare Bhd	254,900	154,490
		623,318
Industrials - 0.1%
Construction & Engineering - 0.1%
Gamuda Bhd	575,402	694,508
IJM Corp Bhd	269,700	179,627
		874,135
Industrial Conglomerates - 0.0%
Sime Darby Bhd	319,700	121,872
Sunway Bhd	242,500	267,990
		389,862
Marine Transportation - 0.0%
MISC Bhd	128,600	224,591
Transportation Infrastructure - 0.0%
Westports Holdings Bhd	116,100	152,161
TOTAL INDUSTRIALS		1,640,749

Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Inari Amertron Bhd	295,200	144,682
Materials - 0.0%
Chemicals - 0.0%
Petronas Chemicals Group Bhd	290,900	263,262
Metals & Mining - 0.0%
Press Metal Aluminium Holdings Bhd	393,700	491,694
TOTAL MATERIALS		754,956

Utilities - 0.1%
Electric Utilities - 0.1%
Tenaga Nasional Bhd	284,000	865,050
Gas Utilities - 0.0%
Petronas Gas Bhd	96,500	406,454
Multi-Utilities - 0.0%
YTL Corp Bhd	514,600	297,894
YTL Corp Bhd warrants 6/2/2028 (b)	70,340	19,410
YTL Power International Bhd	252,500	240,641
YTL Power International Bhd warrants 6/2/2028 (b)	50,500	22,099
		580,044
TOTAL UTILITIES		1,851,548

TOTAL MALAYSIA		13,797,838
MEXICO - 0.5%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
America Movil SAB de CV Series B	1,869,600	1,687,744
Consumer Staples - 0.2%
Beverages - 0.2%
Arca Continental SAB de CV	48,600	506,533
Coca-Cola Femsa SAB de CV unit	52,020	431,326
Fomento Economico Mexicano SAB de CV unit	172,100	1,553,690
		2,491,549
Consumer Staples Distribution & Retail - 0.0%
Wal-Mart de Mexico SAB de CV Series V	488,500	1,439,994
Food Products - 0.0%
Alfa SAB de CV Series A	358,409	262,561
Gruma SAB de CV Series B	17,165	296,659
Grupo Bimbo SAB de CV	141,500	410,586
		969,806
Household Products - 0.0%
Kimberly Clark DE Mexico Sab D Series A	141,200	263,164
TOTAL CONSUMER STAPLES		5,164,513

Financials - 0.1%
Banks - 0.1%
Banco del Bajio SA (c)(d)	80,000	179,846
Grupo Financiero Banorte SAB de CV	242,000	2,156,641
Grupo Financiero Inbursa SAB de CV Series O	175,000	451,299
		2,787,786
Insurance - 0.0%
Qualitas Controladora SAB de CV	19,900	180,234
TOTAL FINANCIALS		2,968,020

Industrials - 0.1%
Industrial Conglomerates - 0.0%
Grupo Carso SAB de CV Series A1	54,100	385,798
Transportation Infrastructure - 0.1%
Grupo Aeroportuario del Centro Norte SAB de CV Series B	27,000	358,135
Grupo Aeroportuario del Pacifico SAB de CV Series B	40,455	929,382
Grupo Aeroportuario del Sureste SAB de CV Series B	17,220	521,976
Promotora y Operadora de Infraestructura SAB de CV	18,545	218,578
		2,028,071
TOTAL INDUSTRIALS		2,413,869

Materials - 0.1%
Construction Materials - 0.0%
Cemex SAB de CV unit	1,514,180	1,321,947
Metals & Mining - 0.1%
Grupo Mexico SAB de CV Series B	311,000	1,946,780
Industrias Penoles SAB de CV (b)	18,520	488,156
		2,434,936
TOTAL MATERIALS		3,756,883

Real Estate - 0.0%
Diversified REITs - 0.0%
Fibra Uno Administracion SA de CV	278,100	396,107
Industrial REITs - 0.0%
Prologis Property Mexico SA de CV	101,173	380,290
Real Estate Management & Development - 0.0%
Corp Inmobiliaria Vesta SAB de CV	85,500	240,569
TOTAL REAL ESTATE		1,016,966

TOTAL MEXICO		17,007,995
NETHERLANDS - 2.3%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
Koninklijke KPN NV	327,789	1,464,398
Entertainment - 0.1%
Universal Music Group NV	78,565	2,260,073
TOTAL COMMUNICATION SERVICES		3,724,471

Consumer Staples - 0.2%
Beverages - 0.1%
Heineken Holding NV Class A	11,116	753,523
Heineken NV	27,558	2,171,881
		2,925,404
Consumer Staples Distribution & Retail - 0.1%
Koninklijke Ahold Delhaize NV	90,753	3,583,430
TOTAL CONSUMER STAPLES		6,508,834

Financials - 0.6%
Banks - 0.3%
ING Groep NV	314,179	7,322,083
Capital Markets - 0.0%
Euronext NV (c)(d)	9,490	1,533,526
Financial Services - 0.2%
Adyen NV (b)(c)(d)	3,149	5,401,014
EXOR NV	8,851	856,039
		6,257,053
Insurance - 0.1%
ASR Nederland NV	14,372	957,181
NN Group NV	26,642	1,798,692
		2,755,873
TOTAL FINANCIALS		17,868,535

Health Care - 0.2%
Biotechnology - 0.1%
Argenx SE (b)	6,107	4,101,643
Health Care Equipment & Supplies - 0.1%
Koninklijke Philips NV	79,570	2,077,999
TOTAL HEALTH CARE		6,179,642

Industrials - 0.1%
Professional Services - 0.1%
Wolters Kluwer NV	23,832	3,717,841
Trading Companies & Distributors - 0.0%
IMCD NV	5,902	648,750
TOTAL INDUSTRIALS		4,366,591

Information Technology - 1.1%
Semiconductors & Semiconductor Equipment - 1.1%
ASM International NV	4,633	2,260,269
ASML Holding NV	39,374	27,548,796
BE Semiconductor Industries NV	7,708	1,047,648
		30,856,713
Software - 0.0%
Nebius Group NV Class A (Russia) (b)(e)	15,310	0
TOTAL INFORMATION TECHNOLOGY		30,856,713

Materials - 0.0%
Chemicals - 0.0%
Akzo Nobel NV	17,011	1,068,315
TOTAL NETHERLANDS		70,573,101
NEW ZEALAND - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Spark New Zealand Ltd	185,338	265,010
Consumer Staples - 0.0%
Food Products - 0.0%
a2 Milk Co Ltd/The	71,149	368,322
Financials - 0.0%
Financial Services - 0.0%
Infratil Ltd	97,790	667,721
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Fisher & Paykel Healthcare Corp Ltd	58,458	1,266,628
Industrials - 0.0%
Building Products - 0.0%
Fletcher Building Ltd (b)	105,507	188,215
Transportation Infrastructure - 0.0%
Auckland International Airport Ltd	167,263	742,054
TOTAL INDUSTRIALS		930,269

Information Technology - 0.2%
Software - 0.2%
Xero Ltd (b)	16,490	1,899,000
Utilities - 0.0%
Electric Utilities - 0.0%
Contact Energy Ltd	79,538	426,273
Mercury NZ Ltd	64,459	234,876
		661,149
Independent Power and Renewable Electricity Producers - 0.0%
Meridian Energy Ltd	124,824	419,643
TOTAL UTILITIES		1,080,792

TOTAL NEW ZEALAND		6,477,742
NORWAY - 0.5%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Telenor ASA	63,062	968,008
Media - 0.0%
Vend Marketplaces ASA A Shares	6,685	265,623
Vend Marketplaces ASA B Shares	10,279	387,350
		652,973
TOTAL COMMUNICATION SERVICES		1,620,981

Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Europris ASA (c)(d)	16,793	158,043
Consumer Staples - 0.1%
Food Products - 0.1%
Leroy Seafood Group ASA	27,684	126,334
Mowi ASA	44,126	825,866
Orkla ASA	75,434	795,294
Salmar ASA	7,353	298,709
		2,046,203
Energy - 0.1%
Energy Equipment & Services - 0.0%
TGS ASA	20,312	150,296
Oil, Gas & Consumable Fuels - 0.1%
Aker BP ASA	31,111	753,198
BLUENORD ASA	2,368	113,605
Equinor ASA	78,310	2,011,595
Frontline PLC (Norway)	14,214	263,418
Var Energi ASA	94,017	324,281
		3,466,097
TOTAL ENERGY		3,616,393

Financials - 0.1%
Banks - 0.1%
DNB Bank ASA	86,730	2,200,400
SpareBank 1 SMN	12,083	225,141
SpareBank 1 Sor-Norge ASA	18,223	319,736
		2,745,277
Insurance - 0.0%
Gjensidige Forsikring ASA	18,850	497,017
Protector Forsikring ASA	5,879	287,732
Storebrand ASA A Shares	45,307	645,509
		1,430,258
TOTAL FINANCIALS		4,175,535

Industrials - 0.1%
Aerospace & Defense - 0.1%
Kongsberg Gruppen ASA	44,070	1,320,348
Industrial Conglomerates - 0.0%
Aker ASA A Shares	2,395	165,169
Machinery - 0.0%
AutoStore Holdings Ltd (b)(c)(d)	111,196	78,675
TOMRA Systems ASA	23,346	326,298
		404,973
Marine Transportation - 0.0%
Golden Ocean Group Ltd (Norway)	12,097	100,158
TOTAL INDUSTRIALS		1,990,648

Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Nordic Semiconductor ASA (b)	17,473	240,326
Materials - 0.0%
Metals & Mining - 0.0%
Norsk Hydro ASA	133,440	790,898
TOTAL NORWAY		14,639,027
PERU - 0.1%
Financials - 0.1%
Banks - 0.1%
Credicorp Ltd	6,722	1,593,114
Materials - 0.0%
Metals & Mining - 0.0%
Cia de Minas Buenaventura SAA ADR	23,911	406,726
TOTAL PERU		1,999,840
PHILIPPINES - 0.1%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
PLDT Inc	8,365	189,244
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Jollibee Foods Corp	62,750	233,483
Financials - 0.0%
Banks - 0.0%
Bank of the Philippine Islands	209,166	424,413
BDO Unibank Inc	209,657	512,683
Metropolitan Bank & Trust Co	178,193	226,668
		1,163,764
Industrials - 0.1%
Industrial Conglomerates - 0.1%
Ayala Corp	25,320	256,248
SM Investments Corp	49,235	689,342
		945,590
Transportation Infrastructure - 0.0%
International Container Terminal Services Inc	80,300	617,641
TOTAL INDUSTRIALS		1,563,231

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Ayala Land Inc	583,900	249,905
SM Prime Holdings Inc	1,153,700	458,772
		708,677
Utilities - 0.0%
Electric Utilities - 0.0%
Manila Electric Co	28,640	264,038
TOTAL PHILIPPINES		4,122,437
POLAND - 0.4%
Communication Services - 0.0%
Entertainment - 0.0%
CD Projekt SA	6,950	465,862
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Allegro.eu SA (b)(c)(d)	67,618	667,871
Specialty Retail - 0.0%
CCC SA (b)	5,143	266,033
Textiles, Apparel & Luxury Goods - 0.0%
LPP SA	130	578,965
TOTAL CONSUMER DISCRETIONARY		1,512,869

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Dino Polska SA (b)(c)(d)	48,510	642,175
Zabka Group SA (b)	47,200	261,344
		903,519
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
ORLEN SA	58,358	1,302,779
Financials - 0.3%
Banks - 0.2%
Alior Bank SA	8,929	241,240
Bank Millennium SA (b)	61,937	241,795
Bank Polska Kasa Opieki SA	17,761	970,148
mBank SA (b)	1,326	314,414
Powszechna Kasa Oszczednosci Bank Polski SA	86,771	1,907,432
Santander Bank Polska SA	3,894	570,870
		4,245,899
Consumer Finance - 0.0%
KRUK SA	1,942	213,500
Insurance - 0.1%
Powszechny Zaklad Ubezpieczen SA	58,201	978,727
TOTAL FINANCIALS		5,438,126

Industrials - 0.0%
Air Freight & Logistics - 0.0%
InPost SA (b)	22,125	318,643
Construction & Engineering - 0.0%
Budimex SA	1,318	197,864
TOTAL INDUSTRIALS		516,507

Information Technology - 0.0%
Software - 0.0%
Asseco Poland SA	5,140	278,153
Materials - 0.0%
Metals & Mining - 0.0%
Grupa Kety SA	980	228,554
KGHM Polska Miedz SA (b)	13,947	475,625
		704,179
Utilities - 0.0%
Electric Utilities - 0.0%
PGE Polska Grupa Energetyczna SA (b)	85,498	276,282
TOTAL POLAND		11,398,276
PORTUGAL - 0.1%
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Jeronimo Martins SGPS SA	27,978	683,270
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Galp Energia SGPS SA	42,762	816,551
Financials - 0.0%
Banks - 0.0%
Banco Comercial Portugues SA	919,196	756,949
Utilities - 0.1%
Electric Utilities - 0.1%
EDP SA	303,772	1,312,472
Multi-Utilities - 0.0%
Redes Energeticas Naci Sgps SA	43,575	147,940
TOTAL UTILITIES		1,460,412

TOTAL PORTUGAL		3,717,182
QATAR - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Ooredoo QPSC	78,300	289,458
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Qatar Fuel QSC	55,144	230,208
Qatar Gas Transport Co Ltd	270,065	356,774
		586,982
Financials - 0.2%
Banks - 0.2%
Al Rayan Bank	614,730	401,828
Commercial Bank of Qatar	316,096	425,050
Dukhan Bank	1,602	1,608
Qatar International Islamic Bank QSC	108,657	332,148
Qatar Islamic Bank QPSC	167,284	1,127,019
Qatar National Bank QPSC	443,501	2,283,891
		4,571,544
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Industries Qatar QSC	157,401	574,529
Marine Transportation - 0.0%
Qatar Navigation QSC	93,253	277,633
TOTAL INDUSTRIALS		852,162

Materials - 0.0%
Chemicals - 0.0%
Mesaieed Petrochemical Holding Co	524,581	195,223
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Barwa Real Estate Co	206,736	159,495
Utilities - 0.0%
Multi-Utilities - 0.0%
Qatar Electricity & Water Co QSC	50,637	223,910
TOTAL QATAR		6,878,774
ROMANIA - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
NEPI Rockcastle NV	61,311	468,611
RUSSIA - 0.0%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
VK IPJSC (b)(e)	3,049	0
VK IPJSC GDR (b)(c)(e)	3,849	1
		1
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Ozon Holdings PLC ADR (Russia) (b)(e)	2,304	0
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Gazprom PJSC (b)(e)	601,730	0
LUKOIL PJSC (b)(e)	21,149	0
Rosneft Oil Co PJSC (b)(e)	55,210	0
Surgutneftegas PAO (b)(e)	351,800	0
Tatneft PJSC (b)(e)	71,609	0
		0
Financials - 0.0%
Banks - 0.0%
Sberbank of Russia PJSC (b)(e)	551,355	0
VTB Bank PJSC (b)(e)	30,582	0
		0
Capital Markets - 0.0%
Moscow Exchange MICEX-RTS PJSC (b)(e)	72,930	0
TKS Holding MKPAO JSC (b)(e)	393	0
		0
TOTAL FINANCIALS		0

Materials - 0.0%
Chemicals - 0.0%
Phosagro Pjsc GDR (b)(c)(e)	42	0
Metals & Mining - 0.0%
Alrosa PJSC (b)(e)	120,680	0
GMK Norilskiy Nickel PAO (b)(e)	249,900	0
GMK Norilskiy Nickel PAO ADR (United Kingdom) (b)(e)	6,705	0
Novolipetsk Steel PJSC (b)(e)	71,070	0
Polyus PJSC (b)(e)	17,490	0
Severstal PAO (b)(e)	7,553	0
Severstal PAO GDR (b)(c)(e)	2,375	0
United Co RUSAL International PJSC (Russia) (b)(e)	141,950	0
		0
TOTAL MATERIALS		0

Utilities - 0.0%
Electric Utilities - 0.0%
Inter RAO UES PJSC (b)(e)	1,756,400	0
TOTAL RUSSIA		1
SAUDI ARABIA - 0.8%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Saudi Telecom Co	190,016	2,129,582
Media - 0.0%
Saudi Research & Media Group (b)	3,791	186,058
Wireless Telecommunication Services - 0.0%
Etihad Etisalat Co	37,829	617,188
Mobile Telecommunications Co Saudi Arabia	41,727	115,689
		732,877
TOTAL COMMUNICATION SERVICES		3,048,517

Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Jabal Omar Development Company (b)	550	2,938
Leejam Sports Co JSC	2,539	96,183
		99,121
Specialty Retail - 0.0%
Aldrees Petroleum and Transport Services Co	4,807	153,010
Jarir Marketing Co	55,577	190,388
		343,398
TOTAL CONSUMER DISCRETIONARY		442,519

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Abdullah Al Othaim Markets Co	41,159	80,099
Nahdi Medical Co	5,066	167,197
		247,296
Food Products - 0.0%
Almarai Co JSC	40,526	517,501
Saudia Dairy & Foodstuff Co	1,432	100,401
Savola Group/The (b)	14,627	96,744
		714,646
TOTAL CONSUMER STAPLES		961,942

Energy - 0.0%
Energy Equipment & Services - 0.0%
Ades Holding Co	37,020	124,351
Financials - 0.4%
Banks - 0.4%
Al Rajhi Bank	196,098	4,953,290
Alinma Bank	121,188	834,175
Bank Al-Jazira	60,258	201,926
Bank AlBilad	72,798	505,361
Banque Saudi Fransi	120,828	552,747
Riyad Bank	147,508	1,108,935
Saudi Awwal Bank	36,561	315,794
Saudi Investment Bank/The	59,406	227,894
Saudi National Bank/The	294,231	2,941,447
		11,641,569
Capital Markets - 0.0%
Saudi Tadawul Group Holding Co	4,736	206,681
Insurance - 0.0%
Al Rajhi Co for Co-operative Insurance (b)	4,937	156,358
Bupa Arabia for Cooperative Insurance Co	2,584	116,143
Co for Cooperative Insurance/The	7,497	268,414
		540,915
TOTAL FINANCIALS		12,389,165

Health Care - 0.0%
Health Care Providers & Services - 0.0%
Al Hammadi Holding	6,826	65,947
Dallah Healthcare Co	2,987	108,297
Dr Sulaiman Al Habib Medical Services Group Co	10,177	711,367
Mouwasat Medical Services Co	9,099	184,352
		1,069,963
Industrials - 0.0%
Air Freight & Logistics - 0.0%
SAL Saudi Logistics Services	2,422	111,379
Commercial Services & Supplies - 0.0%
Catrion Catering Holding Co	3,905	118,157
Electrical Equipment - 0.0%
Riyadh Cables Group Co	4,521	158,128
Industrial Conglomerates - 0.0%
Astra Industrial Group Co	3,696	138,042
Transportation Infrastructure - 0.0%
Saudi Ground Services Co	8,341	108,290
TOTAL INDUSTRIALS		633,996

Information Technology - 0.0%
IT Services - 0.0%
Arabian Internet & Communications Services Co	2,283	145,278
Elm Co	2,610	633,174
		778,452
Materials - 0.2%
Chemicals - 0.1%
Advanced Petrochemical Co (b)	13,033	107,708
SABIC Agri-Nutrients Co	23,193	737,012
Sahara International Petrochemical Co	36,606	174,681
Saudi Aramco Base Oil Co	5,388	149,958
Saudi Basic Industries Corp	90,483	1,318,253
Saudi Industrial Investment Group	33,759	161,816
Saudi Kayan Petrochemical Co (b)	75,917	92,490
Yanbu National Petrochemical Co	28,358	230,577
		2,972,495
Construction Materials - 0.0%
Saudi Cement Co	6,407	65,315
Yamama Cement Co	9,111	79,862
		145,177
Metals & Mining - 0.1%
Saudi Arabian Mining Co (b)	125,634	1,741,614
TOTAL MATERIALS		4,859,286

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Arabian Centres Co (c)(d)	21,151	117,058
Dar Al Arkan Real Estate Development Co (b)	51,685	263,172
Emaar Economic City (b)	25,778	86,382
Retal Urban Development Co	22,060	87,273
		553,885
Utilities - 0.1%
Electric Utilities - 0.0%
Saudi Electricity Co	77,975	307,027
Independent Power and Renewable Electricity Producers - 0.1%
ACWA Power Co (b)	22,789	1,336,563
Multi-Utilities - 0.0%
Power & Water Utility Co for Jubail & Yanbu	7,894	84,431
TOTAL UTILITIES		1,728,021

TOTAL SAUDI ARABIA		26,590,097
SINGAPORE - 1.2%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.1%
Singapore Telecommunications Ltd	739,400	2,203,521
Entertainment - 0.2%
Sea Ltd Class A ADR (b)	36,057	5,648,329
TOTAL COMMUNICATION SERVICES		7,851,850

Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Genting Singapore Ltd	568,400	320,625
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Hafnia Ltd	28,576	157,934
Financials - 0.6%
Banks - 0.6%
DBS Group Holdings Ltd	201,058	7,379,731
Oversea-Chinese Banking Corp Ltd	381,952	4,949,780
United Overseas Bank Ltd	152,503	4,236,951
		16,566,462
Capital Markets - 0.0%
Singapore Exchange Ltd	81,200	995,642
TOTAL FINANCIALS		17,562,104

Industrials - 0.2%
Aerospace & Defense - 0.1%
Singapore Technologies Engineering Ltd	149,100	1,003,038
Ground Transportation - 0.1%
ComfortDelGro Corp Ltd	219,400	257,933
Grab Holdings Ltd Class A (b)	250,083	1,222,906
		1,480,839
Industrial Conglomerates - 0.0%
Keppel Ltd	141,700	920,603
Machinery - 0.0%
Seatrium Ltd	217,900	378,702
Passenger Airlines - 0.0%
Singapore Airlines Ltd	135,500	707,739
Transportation Infrastructure - 0.0%
SATS Ltd	89,600	218,628
TOTAL INDUSTRIALS		4,709,549

Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Venture Corp Ltd	27,100	268,811
Semiconductors & Semiconductor Equipment - 0.0%
STMicroelectronics NV (Italy)	65,667	1,682,385
TOTAL INFORMATION TECHNOLOGY		1,951,196

Real Estate - 0.1%
Diversified REITs - 0.0%
CapitaLand Integrated Commercial Trust	565,885	955,476
Mapletree Pan Asia Commercial Trust	240,600	238,412
Suntec Real Estate Investment Trust	226,000	201,152
		1,395,040
Industrial REITs - 0.1%
CapitaLand Ascendas REIT	356,458	763,222
Frasers Logistics & Commercial Trust (c)	304,300	205,512
Mapletree Industrial Trust	212,800	331,734
Mapletree Logistics Trust	344,500	306,352
		1,606,820
Real Estate Management & Development - 0.0%
CapitaLand Investment Ltd/Singapore	230,145	490,164
UOL Group Ltd	46,700	246,865
		737,029
Specialized REITs - 0.0%
Keppel DC REIT	184,700	336,121
TOTAL REAL ESTATE		4,075,010

Utilities - 0.0%
Multi-Utilities - 0.0%
Sembcorp Industries Ltd	89,200	530,391
TOTAL SINGAPORE		37,158,659
SOUTH AFRICA - 1.0%
Communication Services - 0.1%
Media - 0.0%
MultiChoice Group (b)	25,655	169,496
Wireless Telecommunication Services - 0.1%
MTN Group Ltd	188,111	1,583,576
Vodacom Group Ltd	60,023	458,272
		2,041,848
TOTAL COMMUNICATION SERVICES		2,211,344

Consumer Discretionary - 0.2%
Broadline Retail - 0.2%
Naspers Ltd Class N	16,069	4,979,963
Woolworths Holdings Ltd/South Africa	94,114	258,324
		5,238,287
Specialty Retail - 0.0%
Foschini Group Ltd	33,045	223,145
Mr Price Group Ltd	25,700	298,108
Pepkor Holdings Ltd (c)(d)	203,650	306,209
		827,462
TOTAL CONSUMER DISCRETIONARY		6,065,749

Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Bid Corp Ltd	33,630	845,539
Clicks Group Ltd	23,401	490,610
Shoprite Holdings Ltd	47,631	694,243
		2,030,392
Food Products - 0.0%
Tiger Brands Ltd	15,160	252,580
TOTAL CONSUMER STAPLES		2,282,972

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Exxaro Resources Ltd	23,684	207,089
Financials - 0.3%
Banks - 0.2%
Absa Group Ltd	82,803	820,246
Capitec Bank Holdings Ltd	9,073	1,759,224
Nedbank Group Ltd	45,225	617,118
Standard Bank Group Ltd	132,840	1,709,409
		4,905,997
Financial Services - 0.1%
FirstRand Ltd	507,610	2,158,483
Remgro Ltd	51,344	469,012
		2,627,495
Insurance - 0.0%
Discovery Ltd	58,874	697,907
Old Mutual Ltd	472,831	331,465
OUTsurance Group Ltd	85,958	364,524
Sanlam Ltd	167,505	805,882
		2,199,778
TOTAL FINANCIALS		9,733,270

Health Care - 0.0%
Pharmaceuticals - 0.0%
Aspen Pharmacare Holdings Ltd	39,383	253,599
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Bidvest Group Ltd	34,417	449,535
Materials - 0.3%
Chemicals - 0.0%
Sasol Ltd (b)	59,265	304,865
Metals & Mining - 0.3%
Anglo American PLC	117,792	3,314,445
Gold Fields Ltd	89,516	2,183,021
Harmony Gold Mining Co Ltd	56,350	754,494
Impala Platinum Holdings Ltd (b)	91,084	860,873
Kumba Iron Ore Ltd	100	1,654
Northam Platinum Holdings Ltd	35,107	404,295
Sibanye Stillwater Ltd (b)	281,510	592,095
Valterra Platinum Ltd	21,342	958,467
		9,069,344
TOTAL MATERIALS		9,374,209

Real Estate - 0.0%
Diversified REITs - 0.0%
Growthpoint Properties Ltd	350,465	274,543
TOTAL SOUTH AFRICA		30,852,310
SPAIN - 2.0%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Cellnex Telecom SA (c)(d)	58,722	2,077,420
Telefonica SA (f)	482,780	2,491,531
		4,568,951
Consumer Discretionary - 0.3%
Hotels, Restaurants & Leisure - 0.1%
Amadeus IT Group SA Class A	45,041	3,619,643
Specialty Retail - 0.2%
Industria de Diseno Textil SA	112,269	5,362,762
TOTAL CONSUMER DISCRETIONARY		8,982,405

Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Repsol SA	115,858	1,756,612
Financials - 1.0%
Banks - 1.0%
Banco Bilbao Vizcaya Argentaria SA	576,801	9,620,042
Banco de Sabadell SA	545,328	2,016,966
Banco Santander SA	1,515,509	13,019,423
Bankinter SA	64,340	917,810
CaixaBank SA	388,172	3,652,043
		29,226,284
Health Care - 0.0%
Biotechnology - 0.0%
Grifols SA Class A (b)	353	5,285
Industrials - 0.1%
Construction & Engineering - 0.0%
ACS Actividades de Construccion y Servicios SA	19,210	1,324,116
Transportation Infrastructure - 0.1%
Aena SME SA (c)(d)	73,634	1,982,714
TOTAL INDUSTRIALS		3,306,830

Real Estate - 0.0%
Diversified REITs - 0.0%
Merlin Properties Socimi SA	39,705	551,892
Utilities - 0.4%
Electric Utilities - 0.4%
Acciona SA	15	2,879
Endesa SA	31,987	925,365
Iberdrola SA	601,244	10,567,670
Redeia Corp SA	40,355	780,600
		12,276,514
Gas Utilities - 0.0%
Enagas SA	23,578	352,888
Naturgy Energy Group SA	15,494	485,895
		838,783
Independent Power and Renewable Electricity Producers - 0.0%
EDP Renovaveis SA	30,621	359,930
TOTAL UTILITIES		13,475,227

TOTAL SPAIN		61,873,486
SWEDEN - 2.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telia Co AB	231,710	819,213
Interactive Media & Services - 0.0%
Hemnet Group AB	8,023	231,775
Wireless Telecommunication Services - 0.0%
Tele2 AB B Shares	56,531	873,728
TOTAL COMMUNICATION SERVICES		1,924,716

Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Evolution AB (c)(d)	18,853	1,680,145
Household Durables - 0.0%
Electrolux AB B Shares (b)	22,535	137,706
Leisure Products - 0.0%
Thule Group AB (c)(d)	10,732	304,553
Specialty Retail - 0.0%
H & M Hennes & Mauritz AB B Shares	56,013	754,588
TOTAL CONSUMER DISCRETIONARY		2,876,992

Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.0%
Axfood AB B Shares	10,531	314,233
Food Products - 0.0%
AAK AB	17,864	460,959
Household Products - 0.1%
Essity AB B Shares	59,597	1,470,253
TOTAL CONSUMER STAPLES		2,245,445

Financials - 0.6%
Banks - 0.2%
Skandinaviska Enskilda Banken AB A Shares	164,984	2,888,705
Svenska Handelsbanken AB A Shares	155,793	1,898,241
Swedbank AB A1 Shares	91,665	2,444,899
		7,231,845
Capital Markets - 0.1%
Avanza Bank Holding AB	11,825	437,039
EQT AB	35,785	1,201,577
Nordnet AB	15,462	418,564
		2,057,180
Financial Services - 0.3%
Industrivarden AB A Shares	14,261	529,111
Industrivarden AB C Shares	16,074	595,391
Investor AB A Shares	49,351	1,435,775
Investor AB B Shares	189,780	5,515,480
L E Lundbergforetagen AB B Shares	7,618	372,447
		8,448,204
TOTAL FINANCIALS		17,737,229

Health Care - 0.0%
Biotechnology - 0.0%
Swedish Orphan Biovitrum AB B Shares (b)	23,085	635,770
Health Care Equipment & Supplies - 0.0%
Elekta AB B Shares	33,729	166,487
Getinge AB B Shares	22,103	435,998
		602,485
Health Care Technology - 0.0%
Sectra AB B Shares	13,437	498,264
TOTAL HEALTH CARE		1,736,519

Industrials - 1.0%
Aerospace & Defense - 0.1%
Saab AB B Shares	32,578	1,772,048
Building Products - 0.2%
Assa Abloy AB B Shares	99,145	3,280,733
Nibe Industrier AB B Shares	152,197	701,497
		3,982,230
Commercial Services & Supplies - 0.0%
Bravida Holding AB (c)(d)	20,034	188,076
Loomis AB	6,990	276,765
Securitas AB B Shares	50,522	750,921
		1,215,762
Construction & Engineering - 0.0%
Skanska AB B Shares	35,675	831,266
Sweco AB B Shares	20,337	320,555
		1,151,821
Industrial Conglomerates - 0.0%
Investment AB Latour B Shares	14,144	361,935
Lifco AB B Shares	21,406	764,465
		1,126,400
Machinery - 0.7%
Alfa Laval AB	29,004	1,263,652
Atlas Copco AB A Shares	253,826	3,865,362
Atlas Copco AB B Shares	158,181	2,143,444
Epiroc AB A Shares	61,970	1,263,234
Epiroc AB B Shares	39,968	717,764
Indutrade AB	26,467	644,557
Sandvik AB	107,880	2,636,044
SKF AB B Shares	37,789	882,840
Trelleborg AB B Shares	17,975	654,054
Volvo AB A Shares	14,661	420,843
Volvo AB B Shares	163,486	4,695,287
		19,187,081
Trading Companies & Distributors - 0.0%
AddTech AB B Shares	26,205	883,383
Beijer Ref AB B Shares	39,325	660,421
		1,543,804
TOTAL INDUSTRIALS		29,979,146

Information Technology - 0.2%
Communications Equipment - 0.1%
Telefonaktiebolaget LM Ericsson B Shares	308,651	2,241,913
Electronic Equipment, Instruments & Components - 0.1%
Hexagon AB B Shares	205,133	2,254,018
Lagercrantz Group AB B Shares	19,716	458,800
Mycronic AB	14,878	323,876
		3,036,694
TOTAL INFORMATION TECHNOLOGY		5,278,607

Materials - 0.1%
Chemicals - 0.0%
Hexpol AB B Shares	25,746	222,106
Containers & Packaging - 0.0%
Billerud Aktiebolag	21,525	183,053
Metals & Mining - 0.1%
Boliden AB (b)	28,558	877,810
SSAB AB B Shares	60,319	341,978
		1,219,788
Paper & Forest Products - 0.0%
Holmen AB B Shares	9,104	338,520
Svenska Cellulosa AB SCA B Shares	58,998	740,394
		1,078,914
TOTAL MATERIALS		2,703,861

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Castellum AB	41,989	479,114
Fabege AB	23,665	198,352
Fastighets AB Balder B Shares (b)	71,368	483,357
Sagax AB B Shares (f)	22,227	471,367
Wallenstam AB B Shares	43,123	195,851
Wihlborgs Fastigheter AB	26,145	257,197
		2,085,238
TOTAL SWEDEN		66,567,753
SWITZERLAND - 2.7%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Swisscom AG	2,524	1,757,245
Consumer Discretionary - 0.3%
Textiles, Apparel & Luxury Goods - 0.3%
Cie Financiere Richemont SA Series A	53,750	8,776,103
Consumer Staples - 0.1%
Food Products - 0.1%
Chocoladefabriken Lindt & Spruengli AG	11	1,611,573
Chocoladefabriken Lindt & Spruengli AG	96	1,415,919
		3,027,492
Financials - 1.0%
Capital Markets - 0.6%
Julius Baer Group Ltd	20,576	1,392,261
Partners Group Holding AG	2,185	2,963,099
UBS Group AG	310,599	11,640,055
		15,995,415
Insurance - 0.4%
Baloise Holding AG	4,555	1,095,219
Swiss Life Holding AG	2,857	2,975,008
Zurich Insurance Group AG	14,617	9,970,353
		14,040,580
TOTAL FINANCIALS		30,035,995

Health Care - 0.4%
Health Care Equipment & Supplies - 0.1%
Sonova Holding AG	4,937	1,351,179
Straumann Holding AG	11,787	1,436,127
		2,787,306
Life Sciences Tools & Services - 0.2%
Lonza Group AG	7,226	5,036,298
Pharmaceuticals - 0.1%
Galderma Group AG	11,641	1,827,304
Sandoz Group AG	43,898	2,525,520
		4,352,824
TOTAL HEALTH CARE		12,176,428

Industrials - 0.6%
Building Products - 0.1%
Geberit AG	3,216	2,470,648
Electrical Equipment - 0.3%
ABB Ltd	159,803	10,434,835
Machinery - 0.1%
Schindler Holding AG	4,063	1,476,636
VAT Group AG (c)(d)	2,708	958,510
		2,435,146
Marine Transportation - 0.0%
Kuehne + Nagel International AG	5,283	1,081,316
Professional Services - 0.1%
SGS SA	15,377	1,567,517
TOTAL INDUSTRIALS		17,989,462

Information Technology - 0.0%
Technology Hardware, Storage & Peripherals - 0.0%
Logitech International SA	15,554	1,458,025
Materials - 0.3%
Chemicals - 0.3%
DSM-Firmenich AG	20,681	1,987,021
Givaudan SA	794	3,334,360
Sika AG	16,064	3,790,778
		9,112,159
TOTAL SWITZERLAND		84,332,909
TAIWAN - 6.0%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Chunghwa Telecom Co Ltd	380,000	1,638,382
Entertainment - 0.0%
International Games System Co Ltd	26,000	678,306
Wireless Telecommunication Services - 0.0%
Far EasTone Telecommunications Co Ltd	178,000	484,382
Taiwan Mobile Co Ltd	175,000	615,535
		1,099,917
TOTAL COMMUNICATION SERVICES		3,416,605

Consumer Discretionary - 0.1%
Automobile Components - 0.0%
Cheng Shin Rubber Industry Co Ltd	198,000	264,264
Tong Yang Industry Co Ltd	48,000	167,268
		431,532
Automobiles - 0.0%
Yulon Motor Co Ltd	69,000	75,094
Broadline Retail - 0.0%
momo.com Inc	9,000	84,578
Poya International Co Ltd	7,000	108,083
		192,661
Household Durables - 0.0%
Nien Made Enterprise Co Ltd	19,000	270,608
Leisure Products - 0.0%
Giant Manufacturing Co Ltd	32,000	122,289
Merida Industry Co Ltd	22,000	84,803
		207,092
Specialty Retail - 0.0%
Hotai Motor Co Ltd	36,400	668,090
Textiles, Apparel & Luxury Goods - 0.1%
Eclat Textile Co Ltd	20,000	266,924
Feng TAY Enterprise Co Ltd	59,584	235,101
Makalot Industrial Co Ltd	22,000	193,050
Pou Chen Corp	246,000	230,819
Ruentex Industries Ltd	85,000	147,463
		1,073,357
TOTAL CONSUMER DISCRETIONARY		2,918,434

Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.0%
President Chain Store Corp	56,000	478,808
Food Products - 0.1%
Great Wall Enterprise Co Ltd	76,000	154,622
Lien Hwa Industrial Holdings Corp	120,750	182,156
Uni-President Enterprises Corp	477,000	1,256,089
		1,592,867
TOTAL CONSUMER STAPLES		2,071,675

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Formosa Petrochemical Corp	169,000	246,389
Financials - 0.7%
Banks - 0.4%
Chang Hwa Commercial Bank Ltd	797,334	491,377
CTBC Financial Holding Co Ltd	1,966,000	2,695,380
E.Sun Financial Holding Co Ltd	1,599,369	1,706,657
Far Eastern International Bank	373,000	166,929
First Financial Holding Co Ltd	1,137,004	1,120,637
Hua Nan Financial Holdings Co Ltd	1,035,033	989,521
King's Town Bank Co Ltd (b)	88,000	158,319
Mega Financial Holding Co Ltd	1,170,619	1,661,443
Shanghai Commercial & Savings Bank Ltd/The	481,312	689,434
SinoPac Financial Holdings Co Ltd	1,269,453	1,045,074
Taichung Commercial Bank Co Ltd (b)	371,000	275,053
Taishin Financial Holding Co Ltd	1,287,021	700,853
Taiwan Business Bank	691,017	370,442
Taiwan Cooperative Financial Holding Co Ltd	1,095,836	927,991
		12,999,110
Capital Markets - 0.0%
Capital Securities Corp	218,000	147,078
IBF Financial Holdings Co Ltd	305,523	147,996
		295,074
Consumer Finance - 0.0%
Yulon Finance Corp	36,000	120,299
Financial Services - 0.1%
Chailease Holding Co Ltd	171,683	661,313
Yuanta Financial Holding Co Ltd	1,305,074	1,350,676
		2,011,989
Insurance - 0.2%
Cathay Financial Holding Co Ltd	970,872	1,963,360
Fubon Financial Holding Co Ltd	889,432	2,435,689
KGI Financial Holding Co Ltd	1,677,313	847,734
		5,246,783
TOTAL FINANCIALS		20,673,255

Health Care - 0.0%
Biotechnology - 0.0%
PharmaEssentia Corp (b)	31,000	510,630
Pharmaceuticals - 0.0%
Caliway Biopharmaceuticals Co Ltd (b)	120,000	495,173
TOTAL HEALTH CARE		1,005,803

Industrials - 0.2%
Construction & Engineering - 0.0%
United Integrated Services Co Ltd	17,000	445,315
Electrical Equipment - 0.1%
Bizlink Holding Inc	18,000	540,159
Chung-Hsin Electric & Machinery Manufacturing Corp (b)	40,000	218,723
Fortune Electric Co Ltd	22,000	483,106
Shihlin Electric & Engineering Corp	31,000	182,903
Tatung Co Ltd	166,000	197,166
Teco Electric and Machinery Co Ltd	122,000	206,642
Voltronic Power Technology Corp	7,000	274,337
Walsin Lihwa Corp	335,000	249,791
		2,352,827
Industrial Conglomerates - 0.0%
Far Eastern New Century Corp	379,000	362,431
Machinery - 0.0%
Hiwin Technologies Corp	28,000	196,115
Marine Transportation - 0.1%
Evergreen Marine Corp Taiwan Ltd	109,343	719,915
Wan Hai Lines Ltd	139,145	410,581
Wisdom Marine Lines Co Ltd	45,000	87,319
Yang Ming Marine Transport Corp	177,000	358,272
		1,576,087
Passenger Airlines - 0.0%
China Airlines Ltd	294,000	201,005
Eva Airways Corp	266,000	334,643
		535,648
Transportation Infrastructure - 0.0%
Taiwan High Speed Rail Corp	223,000	202,772
TOTAL INDUSTRIALS		5,671,195

Information Technology - 4.7%
Communications Equipment - 0.1%
Accton Technology Corp	51,000	1,502,846
WNC Corp /Taiwan	36,000	140,800
		1,643,646
Electronic Equipment, Instruments & Components - 0.6%
AUO Corp	711,600	283,055
Chroma ATE Inc	40,000	571,479
Compeq Manufacturing Co Ltd	107,000	232,031
Delta Electronics Inc	192,000	3,608,756
E Ink Holdings Inc	89,000	604,653
Elite Material Co Ltd	32,000	1,170,366
Foxconn Technology Co Ltd	104,000	223,120
Genius Electronic Optical Co Ltd	10,000	143,693
Gold Circuit Electronics Ltd	33,000	407,830
Hon Hai Precision Industry Co Ltd	1,208,800	7,092,291
Innolux Corp	801,156	306,575
Largan Precision Co Ltd	10,000	782,562
Lotes Co Ltd	9,000	419,890
Primax Electronics Ltd	47,000	113,652
Simplo Technology Co Ltd	19,000	258,831
Sinbon Electronics Co Ltd	22,000	177,424
Synnex Technology International Corp	131,000	289,664
Taiwan Union Technology Corp	28,000	252,284
Tripod Technology Corp	45,000	417,884
Unimicron Technology Corp	128,000	579,719
Walsin Technology Corp	34,000	95,437
Wpg Holding Co Ltd	168,400	372,293
WT Microelectronics Co Ltd	65,000	297,415
Yageo Corp	48,099	843,271
Zhen Ding Technology Holding Ltd	63,000	262,159
		19,806,334
Semiconductors & Semiconductor Equipment - 3.6%
Alchip Technologies Ltd	8,000	1,020,389
AP Memory Technology Corp	13,000	141,462
ASE Technology Holding Co Ltd	345,500	1,671,684
ASMedia Technology Inc	4,000	251,098
ASPEED Technology Inc	3,000	453,297
Chipbond Technology Corp	58,000	108,185
Elan Microelectronics Corp	27,000	111,296
eMemory Technology Inc	6,000	405,251
Faraday Technology Corp	22,000	110,707
Global Unichip Corp	9,000	359,612
Globalwafers Co Ltd	25,000	283,135
Hon Precision Inc	8,484	439,947
Jentech Precision Industrial Co Ltd	9,000	427,232
King Yuan Electronics Co Ltd	110,000	429,313
Macronix International Co Ltd (b)	183,000	114,811
MediaTek Inc	160,000	7,229,183
MPI Corp	8,000	277,424
Nanya Technology Corp (b)	117,000	171,856
Novatek Microelectronics Corp	61,000	961,849
Parade Technologies Ltd	8,000	151,911
Phison Electronics Corp	17,000	297,758
Powerchip Semiconductor Manufacturing Corp (b)	319,000	158,553
Powertech Technology Inc	70,000	291,726
Radiant Opto-Electronics Corp	46,000	210,963
Realtek Semiconductor Corp	51,000	972,964
Silicon Motion Technology Corp ADR	3,355	256,792
Sino-American Silicon Products Inc	60,000	200,698
Taiwan Semiconductor Manufacturing Co Ltd	2,411,000	92,612,341
United Microelectronics Corp	1,169,000	1,616,197
Vanguard International Semiconductor Corp	102,504	316,955
Win Semiconductors Corp	39,000	110,345
Winbond Electronics Corp (b)	313,000	179,232
		112,344,166
Technology Hardware, Storage & Peripherals - 0.4%
Acer Inc	309,000	329,379
Advantech Co Ltd	48,674	540,220
Asia Vital Components Co Ltd	33,000	1,000,748
Asustek Computer Inc	70,000	1,533,133
AURAS Technology Co Ltd	8,000	177,812
Catcher Technology Co Ltd	64,000	450,956
Chicony Electronics Co Ltd	67,000	291,491
Compal Electronics Inc	412,000	402,275
Getac Holdings Corp	41,000	160,435
Gigabyte Technology Co Ltd	53,000	479,766
HTC Corp (b)	74,000	99,138
Inventec Corp	312,000	459,761
King Slide Works Co Ltd	7,000	614,957
Lite-On Technology Corp	221,000	871,751
Micro-Star International Co Ltd	70,000	333,659
Pegatron Corp	203,000	539,201
Qisda Corp	170,000	146,273
Quanta Computer Inc	278,000	2,583,494
Wistron Corp	291,000	1,181,658
Wiwynn Corp	11,629	1,058,944
		13,255,051
TOTAL INFORMATION TECHNOLOGY		147,049,197

Materials - 0.1%
Chemicals - 0.1%
China Petrochemical Development Corp (b)	356,000	88,299
Formosa Chemicals & Fibre Corp	406,000	389,029
Formosa Plastics Corp	476,000	675,579
Nan Ya Plastics Corp	563,000	766,142
Taiwan Fertilizer Co Ltd	74,000	128,239
		2,047,288
Construction Materials - 0.0%
Asia Cement Corp	250,000	337,180
TCC Group Holdings Co Ltd	697,667	564,651
		901,831
Metals & Mining - 0.0%
China Steel Corp	1,248,000	808,626
TA Chen Stainless Pipe	197,000	257,651
Tung Ho Steel Enterprise Corp	45,000	96,261
		1,162,538
TOTAL MATERIALS		4,111,657

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Highwealth Construction Corp	169,000	230,401
Ruentex Development Co Ltd	184,575	183,832
		414,233
TOTAL TAIWAN		187,578,443
THAILAND - 0.4%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
True Corp PCL (b)	319,517	101,047
True Corp PCL depository receipt (b)	1,638,086	518,048
		619,095
Media - 0.0%
VGI PCL depository receipt	456,400	29,088
Wireless Telecommunication Services - 0.1%
Advanced Info Service PCL	27,500	243,548
Advanced Info Service PCL depository receipt	94,400	836,036
		1,079,584
TOTAL COMMUNICATION SERVICES		1,727,767

Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Central Retail Corp Pcl depository receipt	195,500	128,031
Hotels, Restaurants & Leisure - 0.0%
Minor International PCL	98,681	74,808
Minor International PCL depository receipt	307,441	233,065
		307,873
Specialty Retail - 0.0%
Home Product Center PCL	187,500	40,749
Home Product Center PCL depository receipt	449,700	97,732
PTT Oil & Retail Business PCL depository receipt	501,900	211,811
Siam Global House PCL depository receipt	87,300	17,925
		368,217
TOTAL CONSUMER DISCRETIONARY		804,121

Consumer Staples - 0.0%
Beverages - 0.0%
Carabao Group PCL depository receipt	9,200	15,468
Osotspa PCL depository receipt	53,900	29,338
Thai Beverage PCL	1,127,900	402,755
		447,561
Consumer Staples Distribution & Retail - 0.0%
CP ALL PCL	143,900	207,246
CP ALL PCL depository receipt	382,400	550,737
CP AXTRA PCL	2,400	1,505
CP AXTRA PCL depository receipt	91,546	57,393
		816,881
Food Products - 0.0%
Charoen Pokphand Foods PCL	110,100	76,540
Charoen Pokphand Foods PCL depository receipt	311,000	216,202
		292,742
TOTAL CONSUMER STAPLES		1,557,184

Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
PTT Exploration & Production PCL	33,000	126,634
PTT Exploration & Production PCL depository receipt	135,700	520,735
PTT PCL	314,700	318,954
PTT PCL depository receipt	646,400	655,138
Thai Oil PCL depository receipt	23,000	24,115
		1,645,576
Financials - 0.1%
Banks - 0.1%
Bangkok Bank PCL depository receipt	13,300	59,924
Kasikornbank PCL depository receipt	145,600	717,664
Krung Thai Bank PCL	95,600	64,070
Krung Thai Bank PCL depository receipt	468,600	314,051
SCB X PCL	31,400	120,914
SCB X PCL depository receipt	108,400	417,423
TMBThanachart Bank PCL depository receipt	7,539,400	443,306
		2,137,352
Consumer Finance - 0.0%
Krungthai Card PCL depository receipt	72,400	62,803
Muangthai Capital PCL depository receipt	21,700	24,824
Srisawad Corp PCL depository receipt	32,400	19,995
TIDLOR Holdings PCL depository receipt	49,400	26,184
		133,806
Insurance - 0.0%
Thai Life Insurance PCL depository receipt	74,700	22,958
TOTAL FINANCIALS		2,294,116

Health Care - 0.0%
Health Care Providers & Services - 0.0%
Bangkok Dusit Medical Services PCL	292,100	191,580
Bangkok Dusit Medical Services PCL depository receipt	408,600	267,990
Bumrungrad Hospital Pcl	10,800	55,988
Bumrungrad Hospital Pcl depository receipt	43,000	222,920
		738,478
Industrials - 0.0%
Ground Transportation - 0.0%
BTS Group Holdings PCL depository receipt (b)	227,800	24,386
Transportation Infrastructure - 0.0%
Airports of Thailand PCL	171,900	214,130
Airports of Thailand PCL depository receipt	293,700	365,853
Bangkok Expressway & Metro PCL depository receipt	227,400	38,506
		618,489
TOTAL INDUSTRIALS		642,875

Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
Delta Electronics Thailand PCL	16,000	70,597
Delta Electronics Thailand PCL depository receipt	447,200	1,973,182
		2,043,779
Materials - 0.0%
Chemicals - 0.0%
Indorama Ventures PCL depository receipt	67,300	47,137
PTT Global Chemical PCL depository receipt	95,300	68,504
		115,641
Construction Materials - 0.0%
Siam Cement PCL/The	22,400	137,124
Siam Cement PCL/The depository receipt	20,300	124,268
		261,392
TOTAL MATERIALS		377,033

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Central Pattana PCL	74,500	118,359
Central Pattana PCL depository receipt	149,100	236,879
WHA Corp PCL depository receipt	401,200	43,389
		398,627
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Global Power Synergy PCL depository receipt	13,400	13,599
Gulf Development PCL	99,361	142,388
Gulf Development PCL depository receipt	673,937	965,775
		1,121,762
TOTAL THAILAND		13,351,318
TURKEY - 0.2%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Turkcell Iletisim Hizmetleri AS	116,630	267,910
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
EGE Endustri VE Ticaret AS	134	26,011
Automobiles - 0.0%
Ford Otomotiv Sanayi AS	68,449	160,438
Tofas Turk Otomobil Fabrikasi AS	12,880	73,229
		233,667
Broadline Retail - 0.0%
D-Market Elektronik Hizmetler Ve Ticaret Anonim Sirketi ADR (b)	20,667	55,594
Household Durables - 0.0%
Arcelik AS (b)	21,687	66,832
Specialty Retail - 0.0%
Dogan Sirketler Grubu Holding AS (b)	86,483	33,894
Dogus Otomotiv Servis ve Ticaret AS	7,483	33,973
		67,867
Textiles, Apparel & Luxury Goods - 0.0%
Aksa (Akrilik Kimya Sanayi)	128,174	30,027
Mavi Giyim Sanayi Ve Ticaret AS Class B (c)(d)	55,959	58,310
		88,337
TOTAL CONSUMER DISCRETIONARY		538,308

Consumer Staples - 0.0%
Beverages - 0.0%
Anadolu Efes Biracilik Ve Malt Sanayii AS	200,826	74,998
Coca-Cola Icecek AS	80,369	100,573
		175,571
Consumer Staples Distribution & Retail - 0.0%
BIM Birlesik Magazalar AS	44,012	575,157
Migros Ticaret AS	9,067	117,038
Sok Marketler Ticaret AS	29,484	27,106
		719,301
Food Products - 0.0%
Ulker Biskuvi Sanayi AS	18,078	48,808
TOTAL CONSUMER STAPLES		943,680

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Turkiye Petrol Rafinerileri AS	89,630	372,918
Financials - 0.1%
Banks - 0.1%
Akbank TAS	305,978	508,774
Haci Omer Sabanci Holding AS	137,230	322,329
Turkiye Is Bankasi AS Class C	839,298	306,404
Yapi ve Kredi Bankasi AS (b)	329,930	273,568
		1,411,075
Capital Markets - 0.0%
Is Yatirim Menkul Degerler AS	53,222	54,828
Financial Services - 0.0%
Borusan Yatirim ve Pazarlama AS	769	39,629
Turkiye Sinai Kalkinma Bankasi AS (b)	146,649	49,745
		89,374
Insurance - 0.0%
Anadolu Anonim Turk Sigorta Sirketi	18,034	44,158
Turkiye Sigorta AS	195,757	47,692
		91,850
TOTAL FINANCIALS		1,647,127

Health Care - 0.0%
Health Care Providers & Services - 0.0%
MLP Saglik Hizmetleri AS (b)(c)(d)	5,088	48,035
Industrials - 0.1%
Aerospace & Defense - 0.0%
Aselsan Elektronik Sanayi Ve Ticaret AS	117,595	541,702
Air Freight & Logistics - 0.0%
Reysas Tasimacilik ve Lojistik Ticaret AS	116,270	48,834
Construction & Engineering - 0.0%
Enka Insaat ve Sanayi AS	180,109	308,798
Kontrolmatik Enerji Ve Muhendislik AS	34,630	21,685
Ral Yatirim Holding AS	12,485	38,413
Tekfen Holding AS (b)	18,486	49,090
		417,986
Electrical Equipment - 0.0%
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	22,756	58,635
Europower Enerji VE Otomasyon Teknolojileri Sanayi Ticaret AS	24,768	18,987
		77,622
Ground Transportation - 0.0%
Bin Ulasim Ve Akilli Sehir Teknolojileri AS	11,294	53,695
Industrial Conglomerates - 0.1%
AG Anadolu Grubu Holding AS Class A	12,909	89,039
Alarko Holding AS	18,842	43,607
Bera Holding AS (b)	64,667	26,635
KOC Holding AS	127,385	562,638
Turkiye Sise ve Cam Fabrikalari AS	151,944	137,591
		859,510
Machinery - 0.0%
Otokar Otomotiv Ve Savunma Sanayi A.S. (b)	3,678	50,058
Turk Traktor ve Ziraat Makineleri AS	2,575	37,425
		87,483
Passenger Airlines - 0.0%
Pegasus Hava Tasimaciligi AS (b)	21,887	135,868
Turk Hava Yollari AO	70,543	500,468
		636,336
Transportation Infrastructure - 0.0%
TAV Havalimanlari Holding AS (b)	19,681	119,168
TOTAL INDUSTRIALS		2,842,336

Information Technology - 0.0%
Software - 0.0%
MIA Teknoloji AS (b)	29,495	26,186
Materials - 0.0%
Chemicals - 0.0%
Hektas Ticaret TAS (b)	448,960	43,796
Petkim Petrokimya Holding AS (b)	138,369	58,286
Sasa Polyester Sanayi AS	1,164,125	89,471
		191,553
Construction Materials - 0.0%
Baticim Bati Anadolu Cimento Sanayii AS	301,074	33,671
Cimsa Cimento Sanayi VE Ticaret AS	33,316	42,471
Nuh Cimento Sanayi AS	5,219	30,007
Oyak Cimento Fabrikalari AS	114,930	67,721
		173,870
Metals & Mining - 0.0%
Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret AS (b)	3,847	34,163
Eregli Demir ve Celik Fabrikalari TAS	371,990	244,850
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class D (b)	76,733	52,397
Koza Anadolu Metal Madencilik Isletmeleri AS (b)	18,622	34,175
Turk Altin Isletmeleri AS (b)	96,551	54,370
		419,955
TOTAL MATERIALS		785,378

Real Estate - 0.0%
Diversified REITs - 0.0%
Ziraat Gayrimenkul Yatirim Ortakligi AS	88,387	52,647
Real Estate Management & Development - 0.0%
Kuyumcukent Gayrimenkul Yatirimlari AS	33,011	46,270
Residential REITs - 0.0%
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	198,124	96,879
TOTAL REAL ESTATE		195,796

Utilities - 0.0%
Electric Utilities - 0.0%
Enerjisa Enerji AS (c)(d)	24,663	39,338
Gas Utilities - 0.0%
Ahlatci Dogal Gaz Dagitim Enerji VE Yatirim AS (b)	63,478	46,129
TOTAL UTILITIES		85,467

TOTAL TURKEY		7,753,141
UNITED ARAB EMIRATES - 0.5%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Emirates Telecommunications Group Co PJSC	345,973	1,784,002
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Abu Dhabi National Hotels	984,843	134,063
Americana Restaurants International PLC - Foreign Co	282,921	165,607
		299,670
Specialty Retail - 0.0%
Abu Dhabi National Oil Co for Distribution PJSC	271,685	274,418
TOTAL CONSUMER DISCRETIONARY		574,088

Energy - 0.0%
Energy Equipment & Services - 0.0%
ADNOC Drilling Co PJSC	258,537	411,063
Oil, Gas & Consumable Fuels - 0.0%
ADNOC Logistics & Services	132,490	168,090
TOTAL ENERGY		579,153

Financials - 0.3%
Banks - 0.3%
Abu Dhabi Commercial Bank PJSC	290,172	1,286,125
Abu Dhabi Islamic Bank PJSC	143,476	943,733
Dubai Islamic Bank PJSC	282,102	766,496
Emirates NBD Bank PJSC	246,025	1,791,745
First Abu Dhabi Bank PJSC	440,962	2,160,961
		6,949,060
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Pure Health Holding PJSC	247,820	203,084
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Modon Holding PSC (b)	324,046	335,246
Multiply Group PJSC (b)	334,602	250,515
		585,761
Passenger Airlines - 0.0%
Air Arabia PJSC	213,358	216,085
Transportation Infrastructure - 0.0%
Salik Co PJSC	183,039	318,931
TOTAL INDUSTRIALS		1,120,777

Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Aldar Properties PJSC	373,149	967,147
Emaar Development PJSC	77,418	317,213
Emaar Properties PJSC	616,449	2,559,412
		3,843,772
Utilities - 0.0%
Multi-Utilities - 0.0%
Dubai Electricity & Water Authority PJSC	910,536	686,673
TOTAL UNITED ARAB EMIRATES		15,740,609
UNITED KINGDOM - 7.2%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.0%
BT Group PLC	567,793	1,552,951
Interactive Media & Services - 0.0%
Auto Trader Group PLC (c)(d)	87,514	966,137
Rightmove PLC	77,227	834,888
		1,801,025
Media - 0.1%
Informa PLC	130,093	1,491,631
WPP PLC	107,179	580,309
		2,071,940
Wireless Telecommunication Services - 0.1%
Vodafone Group PLC	2,107,414	2,284,854
TOTAL COMMUNICATION SERVICES		7,710,770

Consumer Discretionary - 0.5%
Broadline Retail - 0.1%
B&M European Value Retail SA	95,564	283,207
Next PLC	11,422	1,856,898
		2,140,105
Distributors - 0.0%
Inchcape PLC	37,623	348,801
Diversified Consumer Services - 0.0%
Pearson PLC	64,907	917,847
Hotels, Restaurants & Leisure - 0.3%
Compass Group PLC	169,526	5,957,056
Entain PLC	63,764	860,625
InterContinental Hotels Group PLC	15,500	1,783,123
Whitbread PLC	17,562	708,090
		9,308,894
Household Durables - 0.1%
Barratt Redrow PLC	135,901	671,426
Bellway PLC	11,725	385,567
Berkeley Group Holdings PLC	9,810	471,781
Persimmon PLC	31,696	479,289
Taylor Wimpey PLC	350,165	471,142
		2,479,205
Leisure Products - 0.0%
Games Workshop Group PLC	3,303	710,587
Specialty Retail - 0.0%
JD Sports Fashion PLC	833	940
Kingfisher PLC	176,252	626,718
		627,658
TOTAL CONSUMER DISCRETIONARY		16,533,097

Consumer Staples - 1.5%
Beverages - 0.2%
Coca-Cola Europacific Partners PLC	20,594	1,995,970
Diageo PLC	222,535	5,393,706
		7,389,676
Consumer Staples Distribution & Retail - 0.2%
J Sainsbury PLC	162,604	651,530
Marks & Spencer Group PLC	206,413	947,971
Tesco PLC	667,724	3,751,555
		5,351,056
Food Products - 0.0%
Associated British Foods PLC	30,805	891,974
Household Products - 0.2%
Reckitt Benckiser Group PLC	67,996	5,096,014
Personal Care Products - 0.5%
Unilever PLC	249,930	14,501,056
Tobacco - 0.4%
British American Tobacco PLC	197,993	10,607,941
Imperial Brands PLC	76,460	2,980,364
		13,588,305
TOTAL CONSUMER STAPLES		46,818,081

Energy - 0.0%
Energy Equipment & Services - 0.0%
Subsea 7 SA	23,067	450,242
Financials - 2.2%
Banks - 1.4%
Barclays PLC	1,425,261	6,966,706
HSBC Holdings PLC	1,761,349	21,458,468
Lloyds Banking Group PLC	6,010,093	6,175,164
NatWest Group PLC	654,299	4,541,871
Standard Chartered PLC	193,155	3,462,685
		42,604,894
Capital Markets - 0.5%
3i Group PLC	97,230	5,312,858
Aberdeen Group PLC	182,718	484,061
ICG PLC	28,891	831,014
IG Group Holdings PLC	34,202	510,408
London Stock Exchange Group PLC	45,931	5,598,764
Schroders PLC	90,873	469,244
St James's Place PLC	52,883	913,856
		14,120,205
Financial Services - 0.1%
M&G PLC	225,744	779,905
Wise PLC Class A (b)	67,178	900,494
		1,680,399
Insurance - 0.2%
Admiral Group PLC	26,929	1,215,570
Aviva PLC	304,969	2,612,284
Beazley PLC	63,397	748,922
Hiscox Ltd	33,469	571,075
Legal & General Group PLC	579,525	1,960,571
Phoenix Group Holdings PLC	79,366	695,970
		7,804,392
TOTAL FINANCIALS		66,209,890

Health Care - 0.8%
Health Care Equipment & Supplies - 0.1%
ConvaTec Group PLC (c)(d)	159,650	492,105
Smith & Nephew PLC	87,535	1,337,794
		1,829,899
Pharmaceuticals - 0.7%
Astrazeneca PLC	155,030	22,617,586
Hikma Pharmaceuticals PLC	15,246	395,444
		23,013,030
TOTAL HEALTH CARE		24,842,929

Industrials - 1.4%
Aerospace & Defense - 0.7%
BAE Systems PLC	301,737	7,199,638
Melrose Industries PLC	121,788	823,819
Rolls-Royce Holdings PLC	846,597	12,015,736
		20,039,193
Commercial Services & Supplies - 0.0%
Rentokil Initial PLC	253,193	1,263,039
Industrial Conglomerates - 0.1%
CK Hutchison Holdings Ltd	268,500	1,747,668
DCC PLC	9,786	615,177
Smiths Group PLC	33,415	1,037,926
		3,400,771
Machinery - 0.1%
IMI PLC	25,036	734,677
Spirax Group PLC	7,368	617,403
Weir Group PLC/The	25,737	906,163
		2,258,243
Passenger Airlines - 0.0%
International Consolidated Airlines Group SA	270,000	1,349,080
Professional Services - 0.3%
Intertek Group PLC	16,034	1,046,060
RELX PLC	184,288	9,575,805
		10,621,865
Trading Companies & Distributors - 0.2%
Ashtead Group PLC	43,110	2,891,069
Bunzl PLC	32,952	977,932
Diploma PLC	13,495	958,833
Howden Joinery Group PLC	54,368	631,850
RS GROUP PLC	47,268	348,952
		5,808,636
TOTAL INDUSTRIALS		44,740,827

Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
Halma PLC	37,896	1,627,540
Software - 0.0%
Sage Group PLC/The	97,870	1,576,875
TOTAL INFORMATION TECHNOLOGY		3,204,415

Materials - 0.0%
Chemicals - 0.0%
Croda International PLC	14,064	485,143
Metals & Mining - 0.0%
Anglogold Ashanti Plc (South Africa)	50	2,265
TOTAL MATERIALS		487,408

Real Estate - 0.1%
Diversified REITs - 0.0%
British Land Co PLC/The	99,787	460,716
Land Securities Group PLC	74,812	570,573
		1,031,289
Industrial REITs - 0.1%
Segro PLC	136,118	1,163,794
Tritax Big Box REIT PLC	246,467	459,926
		1,623,720
Residential REITs - 0.0%
UNITE Group PLC/The	41,290	408,154
TOTAL REAL ESTATE		3,063,163

Utilities - 0.4%
Electric Utilities - 0.1%
SSE PLC	110,419	2,706,618
Multi-Utilities - 0.3%
Centrica PLC	500,558	1,088,108
National Grid PLC	490,986	6,899,377
		7,987,485
Water Utilities - 0.0%
Severn Trent PLC	26,499	927,041
United Utilities Group PLC	68,391	1,018,364
		1,945,405
TOTAL UTILITIES		12,639,508

TOTAL UNITED KINGDOM		226,700,330
UNITED STATES - 6.0%
Communication Services - 0.3%
Entertainment - 0.3%
Spotify Technology SA (b)	15,144	9,488,322
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Stellantis NV (Italy)	211,552	1,874,168
Consumer Staples - 0.7%
Food Products - 0.7%
JBS NV Class A	33,172	457,774
JBS NV depository receipt	1,334	18,317
Nestle SA	257,469	22,496,890
		22,972,981
Energy - 1.0%
Energy Equipment & Services - 0.0%
Tenaris SA	45,324	791,592
Oil, Gas & Consumable Fuels - 1.0%
BP PLC	1,594,713	8,548,114
DHT Holdings Inc	12,878	142,816
Shell PLC	597,577	21,472,810
		30,163,740
TOTAL ENERGY		30,955,332

Financials - 0.2%
Insurance - 0.2%
Swiss Re AG	29,182	5,254,377
Health Care - 2.6%
Biotechnology - 0.3%
CSL Ltd	48,430	8,377,627
Legend Biotech Corp ADR (b)	8,009	312,912
		8,690,539
Health Care Equipment & Supplies - 0.1%
Alcon AG	49,939	4,415,659
Inmode Ltd (b)	6,040	82,506
		4,498,165
Life Sciences Tools & Services - 0.1%
ICON PLC (b)	7,991	1,351,997
QIAGEN NV (Germany)	21,885	1,093,912
		2,445,909
Pharmaceuticals - 2.1%
GSK PLC	410,328	7,547,573
Haleon PLC	900,281	4,222,924
Novartis AG	190,001	21,638,659
Roche Holding AG	70,221	21,914,080
Roche Holding AG	2,866	962,567
Sanofi SA	106,652	9,574,230
		65,860,033
TOTAL HEALTH CARE		81,494,646

Industrials - 0.9%
Building Products - 0.0%
Reliance Worldwide Corp Ltd	77,392	212,751
Commercial Services & Supplies - 0.2%
GFL Environmental Inc Subordinate Voting Shares	22,463	1,131,256
Waste Connections Inc	25,810	4,819,630
		5,950,886
Construction & Engineering - 0.1%
Ferrovial SE	49,157	2,518,799
Electrical Equipment - 0.4%
Schneider Electric SE	54,075	13,994,254
Machinery - 0.0%
CNH Industrial NV Class A (Italy)	111	1,438
Professional Services - 0.2%
Experian PLC	91,836	4,838,908
TOTAL INDUSTRIALS		27,517,036

Information Technology - 0.1%
Software - 0.1%
CyberArk Software Ltd (b)	4,939	2,032,250
JFrog Ltd (b)	9,618	417,517
Monday.com Ltd (b)	3,875	1,016,374
		3,466,141
Materials - 0.2%
Construction Materials - 0.2%
Buzzi SpA	8,531	445,111
Holcim AG	52,679	4,201,147
James Hardie Industries PLC depository receipt (b)	57,959	1,521,276
Titan SA (Greece)	3,382	140,294
		6,307,828
TOTAL UNITED STATES		189,330,831
ZAMBIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
First Quantum Minerals Ltd (b)	67,785	1,139,371
TOTAL COMMON STOCKS (Cost $2,471,192,131)		3,074,616,979

Non-Convertible Preferred Stocks - 0.3%
	Shares	Value ($)
COLOMBIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Grupo Cibest SA	47,633	521,196
GERMANY - 0.1%
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Bayerische Motoren Werke AG	43	3,783
Porsche Automobil Holding SE	14,982	601,289
Volkswagen AG	18,340	1,917,738
		2,522,810
Consumer Staples - 0.0%
Household Products - 0.0%
Henkel AG & Co KGaA	16,448	1,268,508
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Sartorius AG	2,499	534,865
TOTAL GERMANY		4,326,183
KOREA (SOUTH) - 0.2%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Hyundai Motor Co	1,924	221,389
Hyundai Motor Co Series 2	3,797	446,627
		668,016
Consumer Staples - 0.0%
Personal Care Products - 0.0%
Amorepacific Corp	1,585	50,151
LG H&H Co Ltd	553	50,483
		100,634
Information Technology - 0.2%
Technology Hardware, Storage & Peripherals - 0.2%
Samsung Electronics Co Ltd	85,643	3,504,849
Materials - 0.0%
Chemicals - 0.0%
LG Chem Ltd	714	77,058
TOTAL KOREA (SOUTH)		4,350,557
RUSSIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Surgutneftegas PAO (b)(e)	352,900	0
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $10,885,511)		9,197,936

U.S. Treasury Obligations - 0.0%
	Yield (%) (h)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 8/21/2025 (i) (Cost $1,038,564)	4.25	1,041,000	1,038,515

Money Market Funds - 1.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (j)	4.33	34,605,505	34,612,426
Fidelity Securities Lending Cash Central Fund (j)(k)	4.33	3,331,996	3,332,329
TOTAL MONEY MARKET FUNDS (Cost $37,944,755)			37,944,755

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $2,521,060,961)	3,122,798,185
NET OTHER ASSETS (LIABILITIES) - 0.2% (g)	6,694,157
NET ASSETS - 100.0%	3,129,492,342

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	217	Sep 2025	28,355,390	(327,969)	(327,969)
ICE MSCI Emerging Markets Index Contracts (United States)	222	Sep 2025	13,745,130	189,288	189,288
TME S&P/TSX 60 Index Contracts (Canada)	15	Sep 2025	3,510,320	47,245	47,245

TOTAL FUTURES CONTRACTS					(91,436)
The notional amount of futures purchased as a percentage of Net Assets is 1.4%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $71,010,888 or 2.3% of net assets.

(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $69,469,882 or 2.2% of net assets.

(e)	Level 3 security
(f)	Security or a portion of the security is on loan at period end.
(g)	Includes $502,963 of cash collateral to cover margin requirements for futures contracts.
(h)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(i)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,038,515.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	53,106,591	466,803,025	485,297,190	1,147,281	-	-	34,612,426	34,605,505	0.1%
Fidelity Securities Lending Cash Central Fund	11,673,884	92,067,387	100,408,942	108,782	-	-	3,332,329	3,331,996	0.0%
Total	64,780,475	558,870,412	585,706,132	1,256,063	-	-	37,944,755

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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